SUPPLEMENT DATED OCTOBER 20, 2005
                TO THE PRINCIPAL INVESTORS FUND, INC. PROSPECTUS
                              CLASS A AND CLASS B
                               DATED MAY 16, 2005


THE FOLLOWING INFORMATION IS AN UPDATE THROUGH SEPTEMBER 30, 2005, AND REPLACES SIMILAR INFORMATION FOUND IN THE PROSPECTUS DATED MAY 16, 2005.


APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of Principal Investors Fund, Inc., performance numbers shown would differ. Although Principal Investors Fund, Inc. and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that Principal Investors Fund, Inc. will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


The following pages contain information on the historical performance of each Fund's Class A shares. Historical performance for periods prior to the date on which a Fund's Class A shares were first offered for sale (as indicated in the tables on the following pages) is based on the performance of another share class. In the case of the Equity Income Fund and the Tax-Exempt Bond Fund, performance is based on the performance of the Class A shares of each Fund's predecessor. In the case of each other Fund, performance is based on the performance of the oldest share class of the Fund, either the Institutional Class shares or the Advisors Preferred Class shares, adjusted to reflect the expenses of the Fund's Class A shares. The adjustments result in performance that is no higher than the historical performance of the applicable Institutional Class or Advisors Preferred Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit www.principal.com and click on rates and values.
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

                                                                                                  AVERAGE ANNUAL TOTAL RETURNS*
                                                                                                  (THROUGH SEPTEMBER 30, 2005)


                                                                                                           YTD
                                                                                             ---------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                                   4.79
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                                                             2.77
 Morningstar Large Blend Category Average                                                                  3.49

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                                   7.47
Principal Global Investors Equity Income Composite                                                          N/A
 Russell 1000 Value Index                                                                                  5.72
 Morningstar Moderate Allocation Category Average                                                          3.60

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                                   9.74
 Columbus Circle Investors Large Capitalization Composite/(2)/                                            10.33
 Russell 1000 Growth Index                                                                                 2.22
 Morningstar Large Growth Category Average                                                                 2.90

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                                   2.18
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                                             2.77
 Morningstar Large Blend Category Average                                                                  3.49

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                                   5.52
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                                  5.72
 Morningstar Large Value Category Average                                                                  4.02

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                                   2.10
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                                             2.77
 Morningstar Large Blend Category Average                                                                  3.49

                                                                                             ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.




                                                                                                          1 YR
                                                                                             ---------------------------------
DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A                                                                                                  14.84
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                                                            12.25
 Morningstar Large Blend Category Average                                                                 13.17

EQUITY INCOME FUND (12/16/1992)
 CLASS A                                                                                                  18.51
Principal Global Investors Equity Income Composite                                                          N/A
 Russell 1000 Value Index                                                                                 16.69
 Morningstar Moderate Allocation Category Average                                                         10.81

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                                  21.23
 Columbus Circle Investors Large Capitalization Composite/(2)/                                            23.97
 Russell 1000 Growth Index                                                                                11.60
 Morningstar Large Growth Category Average                                                                13.39

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A                                                                                                  11.28
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index                                                                                            12.25
 Morningstar Large Blend Category Average                                                                 13.17

LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                                                  15.22
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index                                                                                 16.69
 Morningstar Large Value Category Average                                                                 13.67

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A                                                                                                  11.27
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index                                                                                            12.25
 Morningstar Large Blend Category Average                                                                 13.17

                                                                                             ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.





DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

EQUITY INCOME FUND (12/16/1992)
 CLASS A
Principal Global Investors Equity Income Composite
 Russell 1000 Value Index
 Morningstar Moderate Allocation Category Average

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A
 Columbus Circle Investors Large Capitalization Composite/(2)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND (12/06/2000)
 CLASS A
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index
 Morningstar Large Blend Category Average

*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.





DISCIPLINED LARGECAP BLEND FUND (12/30/2002)
 CLASS A
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

EQUITY INCOME FUND (12/16/1992)
 CLASS A
Principal Global Investors Equity Income Composite
 Russell 1000 Value Index
 Morningstar Moderate Allocation Category Average

LARGECAP GROWTH FUND (12/06/2000)
 CLASS A
 Columbus Circle Investors Large Capitalization Composite/(2)/
 Russell 1000 Growth Index
 Morningstar Large Growth Category Average

LARGECAP S&P 500 INDEX FUND (12/06/2000)
 CLASS A
Principal Global Investors S&P 500 Index Composite
 S&P 500 Index
 Morningstar Large Blend Category Average

LARGECAP VALUE FUND (12/06/2000)
 CLASS A
Principal Global Investors Large Cap Value Composite
 Russell 1000 Value Index
 Morningstar Large Value Category Average

PARTNERS LARGECAP BLEND FUND (12/06/2000)
 CLASS A
T. Rowe Price U.S. Structured Research Strategy/(//A//)//(B)/
 S&P 500 Index
 Morningstar Large Blend Category Average

*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
//
/(//a//)/ T. Rowe Price began sub-advising the Fund on 03/09/04
//
/(//b//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Blend Fund T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. The T. Rowe Fund's investment performance prior to May 1, 1999 reflects the T. Rowe Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
///(1)/
 During 2003, the Fund processed a significant (relative to the net assets of the Advisors Preferred Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. Had this gain not been recognized, the total return shown would have been lower.
/ //(//2//)/
 CCI began sub-advising the Fund on 01/05/05. The performance of the accounts represented in this composite does not reflect CCI's use of "estimated tracking error" in controlling investment risk, a tool CCI will use with the Fund under certain circumstances.
 Tracking error is a statistical estimate of the difference over the next twelve months between the Fund's return and the return of the Fund's benchmark or index. When employed, this risk control tool could increase or decrease, depending on market conditions, the return the Fund might otherwise achieve.

PERFORMANCE RESULTS - LARGECAP US EQUITY FUNDS

MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

                                                                                      AVERAGE ANNUAL TOTAL RETURNS*
                                                                                      (THROUGH SEPTEMBER 30, 2005)


                                                                        YTD        1 YR        3 YR        5 YR       10 YR
                                                                     -----------------------------------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                               3.49       12.43       16.10         N/A         N/A
Goldman Sachs Large Cap Blend Composite/(1)/                                                  18.18       -0.43       10.16
Wellington LargeCap Blend Composite/(2)/                                                      14.85       -2.67        8.94
 S&P 500 Index                                                         2.77       12.25       16.71       -1.49        9.48
 Morningstar Large Blend Category Average                              3.49       13.17       15.72       -1.17        8.23

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                               1.76       13.30       12.73         N/A         N/A
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/                                                                       20.46         N/A         N/A
 Russell 1000 Growth Index                                             2.22       11.60       14.74       -8.64        6.89
 Morningstar Large Growth Category Average                             2.90       13.39       14.62       -7.28        6.94

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                               0.88        9.79       13.20         N/A         N/A
American Century Large Cap Growth Equity Composite                                                        -7.02        5.96
 Russell 1000 Growth Index                                             2.22       11.60       14.74       -8.64        6.89
 Morningstar Large Growth Category Average                             2.90       13.39       14.62       -7.28        6.94

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                               3.55       12.76       17.74         N/A         N/A
Bernstein Diversified Value Composite                                                                      9.31         N/A
 Russell 1000 Value Index                                              5.72       16.69       20.48        5.76       11.52
 Morningstar Large Value Category Average                              4.02       13.67       17.75        4.45        9.27

                                                                     -----------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02
                                                                                                            ANNUAL TOTAL RETURNS*
                                                                                                          (YEAR ENDED DECEMBER 31)

                                                                         LIFE
                                                                       OF FUND                  2004        2003        2002
                                                                     --------------          -------------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                                -2.64                  10.17       27.24       -25.34
Goldman Sachs Large Cap Blend Composite/(1)/                                                   14.01       29.00       -21.92
Wellington LargeCap Blend Composite/(2)/                                                        4.56       26.60       -24.05
 S&P 500 Index                                                           0.14                  10.87       28.67       -22.11
 Morningstar Large Blend Category Average                                0.17                   9.96       26.72       -22.02

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                                -5.06                   8.40       23.05       -28.33
T. Rowe Price Institutional Large Cap Growth Strategy                                          11.09       38.52       -24.94
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                              -4.36                   6.30       29.76       -27.88
 Morningstar Large Growth Category Average                              -4.00                   7.64       28.55       -27.73

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                -5.17                   8.55       25.20       -26.48
American Century Large Cap Growth Equity Composite                                              9.93       24.46       -26.11
 Russell 1000 Growth Index                                              -4.36                   6.30       29.76       -27.88
 Morningstar Large Growth Category Average                              -4.00                   7.64       28.55       -27.73

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                 7.12                  12.58       26.65       -14.15
Bernstein Diversified Value Composite                                                          14.48       30.28       -12.54
 Russell 1000 Value Index                                                5.29                  16.49       30.03       -15.52
 Morningstar Large Value Category Average                                3.83                  12.91       28.40       -18.92

                                                                     --------------          -------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02




                                                                        2001         2000         1999     1998   1997   1996
                                                                     -----------------------------------------------------------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A                                                               -17.24
Goldman Sachs Large Cap Blend Composite/(1)/                           -10.54        -9.05       22.28     27.00  33.36  24.62
Wellington LargeCap Blend Composite/(2)/                               -12.79        -6.49       20.67     33.73  31.37  24.24
 S&P 500 Index                                                         -11.88        -9.11       21.04     28.58  33.36  22.96
 Morningstar Large Blend Category Average                              -13.68        -6.97       19.72     21.95  27.43  20.37

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A                                                               -14.99
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                             -20.42       -22.42       33.16     38.71  30.49  23.12
 Morningstar Large Growth Category Average                             -23.63       -14.09       39.72     33.58  25.00  18.95

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A                                                               -18.46
American Century Large Cap Growth Equity Composite                     -18.65       -14.71       34.68     36.77  29.28  14.92
 Russell 1000 Growth Index                                             -20.42       -22.42       33.16     38.71  30.49  23.12
 Morningstar Large Growth Category Average                             -23.63       -14.09       39.72     33.56  25.00  18.95

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A                                                                 4.84
Bernstein Diversified Value Composite                                    3.84        13.80
 Russell 1000 Value Index                                               -5.59         7.02        7.35     15.63  35.18  21.64
 Morningstar Large Value Category Average                               -5.37         5.47        6.63     13.10  27.01  20.79

                                                                     -----------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charg     re     ec
 results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02




                                                                      1995
                                                                     -------
PARTNERS LARGECAP BLEND FUND I (12/06/2000)
 CLASS A
Goldman Sachs Large Cap Blend Composite/(1)/                          37.48
Wellington LargeCap Blend Composite/(2)/                              33.94
 S&P 500 Index                                                        37.58
 Morningstar Large Blend Category Average                             31.99

PARTNERS LARGECAP GROWTH FUND I (12/06/2000)
 CLASS A
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//a)(//b//)/
 Russell 1000 Growth Index                                            37.19
 Morningstar Large Growth Category Average                            32.27

PARTNERS LARGECAP GROWTH FUND II (12/06/2000)
 CLASS A
American Century Large Cap Growth Equity Composite                    20.35
 Russell 1000 Growth Index                                            37.19
 Morningstar Large Growth Category Average                            32.27

PARTNERS LARGECAP VALUE FUND (12/06/2000)
 CLASS A
Bernstein Diversified Value Composite
 Russell 1000 Value Index                                             38.35
 Morningstar Large Value Category Average                             32.28

                                                                     -------
*The Average Annual Total Returns and the Annual Total Returns do not      ct sales charges; if sales charges were reflected,
 results would be lower.
/ //(//a//)/ T. Rowe Price began sub-advising the Fund on 8/24/04
//
/(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("T. Rowe Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes the T. Rowe Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the
 Principal Partners Equity Growth Fund and should not be interpreted as indicative of its future performance.
//
/(//1//)/ Goldman began sub-advising the Fund on 12/16/02
//
/(//2//)/ Wellington began sub-advising the Fund on 12/16/02

PERFORMANCE RESULTS - LARGECAP US EQUITY FUNDS

MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

                                                                                              AVERAGE ANNUAL TOTAL RETURNS*
                                                                                               (THROUGH SEPTEMBER 30, 2005)


                                                                                                    YTD
                                                                                      ---------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                                            7.00
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                                              10.07
 Morningstar Mid-Cap Blend Category Average                                                         6.75

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                            7.69
Turner Midcap Growth Composite
 Russell Midcap Growth Index                                                                        8.37
 Morningstar Mid-Cap Growth Category Average                                                        6.41

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                            8.43
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                                                        8.37
 Morningstar Mid-Cap Growth Category Average                                                        6.41

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                                            8.96
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                                        11.16
 Morningstar Mid-Cap Value Category Average                                                         6.60

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                                            4.54
UBS U.S. Small Capitalization Growth Equity Composite/(1)/
Emerald Diversified Small Cap Growth Composite/(2)/
 Russell 2000 Growth Index                                                                          2.51
 Morningstar Small Growth Category Average                                                          4.02

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                           10.39
Principal Capital - REI Real Estate Composite
 MSCI US REIT Index                                                                                10.21
 Morningstar Specialty - Real Estate Category Average                                               8.87
                                                                                      ---------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                                   1 YR                3 YR
                                                                                      ----------------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                                           17.90               19.31
Principal Global Investors Mid Cap Blend Composite
 Russell Midcap Index                                                                              25.10               25.99
 Morningstar Mid-Cap Blend Category Average                                                        19.33               21.57

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                           25.24               23.86
Turner Midcap Growth Composite                                                                     26.16               24.48
 Russell Midcap Growth Index                                                                       23.47               24.92
 Morningstar Mid-Cap Growth Category Average                                                       20.29               19.58

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                           22.18                 N/A
Mellon Mid Cap Growth Composite                                                                                        22.44
 Russell Midcap Growth Index                                                                       23.47               24.92
 Morningstar Mid-Cap Growth Category Average                                                       20.29               19.58

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                                           22.21               22.94
Neuberger Berman MidCap Value Composite
 Russell Midcap Value Index                                                                        26.13               26.68
 Morningstar Mid-Cap Value Category Average                                                        18.77               22.14

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                                           19.70               19.97
UBS U.S. Small Capitalization Growth Equity Composite/(1)/
Emerald Diversified Small Cap Growth Composite/(2)/
 Russell 2000 Growth Index                                                                         17.97               23.23
 Morningstar Small Growth Category Average                                                         18.53               21.17

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                           29.50               26.79
Principal Capital - REI Real Estate Composite
 MSCI US REIT Index                                                                                 27.1               25.68
 Morningstar Specialty - Real Estate Category Average                                              26.23               25.93
                                                                                      ----------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04
                                                                                                                           ANNUAL
                                                                                                                            TOTAL
                                                                                                                          RETURNS*
                                                                                                     LIFE                (YEAR ENDED
                                                                                      5 YR   10 YR  OF FUND       2004   2003EMBER
                                                                                                                             31)




                                                                                      -----------------------     --------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                                N/A    N/A    8.86        17.21  31.21
Principal Global Investors Mid Cap Blend Composite                                     8.74  11.96            -   17.98  33.14
 Russell Midcap Index                                                                  7.17  12.59    8.39        20.22  40.08
 Morningstar Mid-Cap Blend Category Average                                            6.52  11.22    7.80        16.00  36.42

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                                N/A    N/A   -3.69        11.43  47.71
Turner Midcap Growth Composite                                                        -8.85    N/A                11.36  49.64
 Russell Midcap Growth Index                                                          -4.50   9.10    0.73        15.48  42.72
 Morningstar Mid-Cap Growth Category Average                                          -4.36   8.17   -0.56        12.93  36.09

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A                                                                                N/A    N/A   11.28        11.16
Mellon Mid Cap Growth Composite                                                         N/A    N/A                12.15  40.70
 Russell Midcap Growth Index                                                          -4.50   9.10   13.67        15.48  42.72
 Morningstar Mid-Cap Growth Category Average                                          -4.36   8.17   11.12        12.93  36.09

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                                N/A    N/A   11.08        21.66  34.96
Neuberger Berman MidCap Value Composite                                               11.81  13.72                23.17  36.96
 Russell Midcap Value Index                                                           13.95  14.01   12.58        23.71  38.06
 Morningstar Mid-Cap Value Category Average                                           10.85  11.87   10.50        17.90  34.38

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                                N/A    N/A   -3.23        10.03  43.74
UBS U.S. Small Capitalization Growth Equity Composite/(1)/                             2.11  11.63                11.04  45.25
Emerald Diversified Small Cap Growth Composite/(2)/                                   -2.32   8.88                 3.39  50.61
 Russell 2000 Growth Index                                                            -2.54   4.67    2.06        14.31  48.53
 Morningstar Small Growth Category Average                                            -1.45   8.13    2.18        12.09  45.00

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                N/A    N/A   20.14        33.14  37.30
Principal Capital - REI Real Estate Composite                                         27.93  20.47                34.72  39.05
 MSCI US REIT Index                                                                   19.19  14.64   19.35        31.49  36.74
 Morningstar Specialty - Real Estate Category Average                                 18.54  15.05   18.73        31.88  36.89
                                                                                      ------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                       2002    2001    2000    1999
                                                                                      --------------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A                                                                               -8.91   -3.76
Principal Global Investors Mid Cap Blend Composite                                     -8.72   -3.49   13.49   12.37
 Russell Midcap Index                                                                 -16.19   -5.63    8.25   18.23
 Morningstar Mid-Cap Blend Category Average                                           -17.08   -4.96    3.37   18.70

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A                                                                              -31.56  -27.98
Turner Midcap Growth Composite                                                        -32.55  -28.36   -8.10  126.09
 Russell Midcap Growth Index                                                          -27.40  -20.16  -11.74   51.29
 Morningstar Mid-Cap Growth Category Average                                          -27.53  -21.28   -6.90   63.90

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A
Mellon Mid Cap Growth Composite                                                       -26.12  -16.73
 Russell Midcap Growth Index                                                          -27.40  -20.16  -11.74   51.29
 Morningstar Mid-Cap Growth Category Average                                          -27.53  -21.28   -6.90   63.90

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A                                                                              -10.59   -2.51
Neuberger Berman MidCap Value Composite                                               -10.53   -2.20   29.70    8.04
 Russell Midcap Value Index                                                            -9.65    2.34   19.18   -0.11
 Morningstar Mid-Cap Value Category Average                                           -12.91    6.40   16.82    7.78

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A                                                                              -25.35  -21.21
UBS U.S. Small Capitalization Growth Equity Composite/(1)/                            -17.76  -10.83   24.24   45.42
Emerald Diversified Small Cap Growth Composite/(2)/                                   -29.06   -6.29  -25.36  100.03
 Russell 2000 Growth Index                                                            -30.25   -9.23  -22.43   43.09
 Morningstar Small Growth Category Average                                            -28.42   -9.02   -5.71   61.45

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A                                                                                7.81    7.52
Principal Capital - REI Real Estate Composite                                           8.06    8.73   31.15   -3.01
 MSCI US REIT Index                                                                     3.64   12.83   26.81   -4.55
 Morningstar Specialty - Real Estate Category Average                                   4.10    8.93   25.83   -3.35
                                                                                      --------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04




                                                                                       1998   1997   1996    1995
                                                                                      -----------------------------
MIDCAP BLEND FUND (12/06/2000)
 CLASS A
Principal Global Investors Mid Cap Blend Composite                                      4.72  24.95  18.66   33.39
 Russell Midcap Index                                                                  10.10  29.01  19.00   34.46
 Morningstar Mid-Cap Blend Category Average                                             6.77  26.45  20.44   28.71

PARTNERS MIDCAP GROWTH FUND (12/06/2000)
 CLASS A
Turner Midcap Growth Composite                                                         26.33  41.77
 Russell Midcap Growth Index                                                           17.86  22.54  17.48   33.98
 Morningstar Mid-Cap Growth Category Average                                           17.51  17.05  16.99   34.79

PARTNERS MIDCAP GROWTH FUND I (12/29/2003)
 CLASS A
Mellon Mid Cap Growth Composite
 Russell Midcap Growth Index                                                           17.86  22.54  17.48   33.98
 Morningstar Mid-Cap Growth Category Average                                           17.51  17.05  16.99   34.79

PARTNERS MIDCAP VALUE FUND (12/06/2000)
 CLASS A
Neuberger Berman MidCap Value Composite                                               -10.66  32.66  28.08   35.23
 Russell Midcap Value Index                                                             5.09  34.37  20.26   34.93
 Morningstar Mid-Cap Value Category Average                                             3.92  26.04  20.50   29.27

PARTNERS SMALLCAP GROWTH FUND II (12/06/2000)
 CLASS A
UBS U.S. Small Capitalization Growth Equity Composite/(1)/                            -10.81  22.93  18.54   23.44
Emerald Diversified Small Cap Growth Composite/(2)/                                   -10.59  26.20  21.05   46.51
 Russell 2000 Growth Index                                                              1.23  12.95  11.26   31.04
 Morningstar Small Growth Category Average                                              4.49  18.19  19.99   35.44

REAL ESTATE SECURITIES FUND (12/06/2000)
 CLASS A
Principal Capital - REI Real Estate Composite                                         -10.20  19.83
 MSCI US REIT Index                                                                   -16.90  18.58  35.89   12.90
 Morningstar Specialty - Real Estate Category Average                                 -15.79  23.05  31.68   15.17
                                                                                      -----------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales ch       i     es     ges      reflected,
 results would be lower.
/(//1//)/ UBS began sub-advising the Fund on 04/22/02
/(//2//)/ Emerald Advisers Inc. began as co-sub-advisor of the Fund on 09/01/04

PERFORMANCE RESULTS - SMALL/MIDCAP US EQUITY FUNDS


MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

                                                                     AVERAGE ANNUAL TOTAL RETURNS*                          ANNUAL
                                                                     (THROUGH SEPTEMBER 30, 2005)                            TOTAL
                                                                                                                           RETURNS*
                                                                                                     LIFE                    (YEAR
                                                             YTD    1 YR    3 YR    5 YR   10 YR   OF FUND          2004    2003ED
                                                                                                                           DECEMBER
                                                                                                                              31)



                                                            -------------------------------------------------      ----------------
SMALLCAP BLEND FUND (12/06/2000)
 CLASS A                                                    8.55   22.51   21.84     N/A     N/A    11.10          15.69   41.83
Principal Global Investors Small Company Blend Composite                           10.62     N/A                   17.42   44.31
 Russell 2000 Index                                         3.38   17.95   24.12    6.45    9.37     8.42          18.33   47.25
 Morningstar Small Blend Category Average                   5.52   19.24   23.25   10.07   11.77    10.87          18.86   42.77

SMALLCAP VALUE FUND (12/06/2000)
 CLASS A                                                    7.66   21.50   23.99     N/A     N/A    15.97          18.85   42.22
Principal Global Investors Small Cap Value Composite                               16.84   13.01                   20.52   44.40
 Russell 2000 Value Index                                   4.02   17.75   24.89   15.18   13.33    14.15          22.25   46.02
 Morningstar Small Value Category Average                   5.31   18.61   24.23   14.59   13.05    14.52          20.58   42.71
                                                            -------------------------------------------------      ----------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                                                             2002     2001    2000    1999    1998   1997   1996    1995
                                                            --------------------------------------------------------------
SMALLCAP BLEND FUND (12/06/2000)
 CLASS A                                                    -17.67    6.85
Principal Global Investors Small Company Blend Composite    -18.14    5.67   19.86   12.50   -11.27  15.89
 Russell 2000 Index                                         -20.48    2.49   -3.02   21.26    -2.55  22.36  16.50   28.45
 Morningstar Small Blend Category Average                   -16.17    8.41   12.84   18.18    -3.64  26.12  19.66   25.51

SMALLCAP VALUE FUND (12/06/2000)
 CLASS A                                                     -3.51    9.10
Principal Global Investors Small Cap Value Composite         -1.94    8.93   12.05   -8.92    -6.03  33.65  28.44
 Russell 2000 Value Index                                   -11.42   14.02   22.83   -1.49    -6.45  31.78  21.37   25.75
 Morningstar Small Value Category Average                   -10.25   17.31   16.98    4.49    -6.99  30.04  25.53   25.13
                                                            --------------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges;       es     ge     e r     ted,
 results would be lower.

PERFORMANCE RESULTS - SMALL/MIDCAP US EQUITY FUNDS


PERFORMANCE RESULTS - INTERNATIONAL EQUITY FUNDS

                              AVERAGE ANNUAL TOTAL RETURNS*                                    ANNUAL TOTAL RETURNS*
                               (THROUGH SEPTEMBER 30, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000   1999
                        --------------------------------------------     ---------------------------------------------
DIVERSIFIED
INTERNATIONAL FUND
(12/06/2000)
 CLASS A                16.59  34.42  25.21    N/A    N/A    3.96        19.53  33.34  -16.84  -24.76
Principal Global
Investors
International Large
Cap Composite                                 4.13   8.52                21.86  33.76  -15.04  -24.86   -7.57  25.78
 Citigroup BMI Global
 ex-US Index            13.02  30.65  28.37   5.81   7.55    7.25        22.23  42.15  -13.81  -20.08  -12.04  28.75
 Morningstar Foreign
 Large Blend Category
 Average                 9.69  25.15  22.03   1.15   6.25    2.42        17.59  33.32  -16.91  -21.83  -16.02  40.08

INTERNATIONAL EMERGING
MARKETS FUND
(12/06/2000)
 CLASS A                25.71  50.62  37.89    N/A    N/A   17.18        24.95  55.89   -7.56   -4.15
Principal Global
Investors
International Emerging
Markets Equity
Composite                                    14.35  11.73                26.57  58.24   -6.80   -3.70  -28.63  63.25
 MSCI Emerging Markets
 Free Index - NDTR      25.03  46.58  39.06    N/A    N/A   18.45        25.56  55.82   -6.18   -2.61
 Morningstar
 Diversified Emerging
 Markets Category       23.34  44.04  36.80  14.08   6.70   15.53        23.75  55.30   -5.90   -3.73  -31.11  71.86
 Average
                        --------------------------------------------     ---------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                         1998   1997   1996    1995
                        -----------------------------
DIVERSIFIED
INTERNATIONAL FUND
(12/06/2000)
 CLASS A
Principal Global         10.47  12.43  24.54   14.07
Investors
International Large
Cap Composite
 Citigroup BMI Global    17.27   2.62   8.70   11.77
 ex-US Index
 Morningstar Foreign     13.55   5.99  12.31   10.76
 Large Blend Category
 Average

INTERNATIONAL EMERGING
MARKETS FUND
(12/06/2000)
 CLASS A
Principal Global        -17.59  11.38  25.57    7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets
 Free Index - NDTR
 Morningstar            -27.03  -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average                -----------------------------
*The Average Annual Tota      rn      t     nua     al Returns do not reflect sales charges; if sales charges were reflected, results would be lower.


MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - FIXED INCOME FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS*                                     ANNUAL TOTAL RETURNS*
                                (THROUGH SEPTEMBER 30, 2005)                                   (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR   OF FUND         2004    2003    2002    2001    2000    1999
                        ----------------------------------------------      -----------------------------------------------
BOND & MORTGAGE
SECURITIES FUND
(12/06/2000)
 CLASS A                1.59   2.65   3.48    N/A     N/A     5.39          4.08    3.56    8.58    6.94
Principal Global
Investors Multi Sector
Fixed Income Composite                       7.10    6.85                   5.30    5.30    9.93    8.43   12.00   -0.57
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62    6.55     6.06          4.34    4.11   10.26    8.42   11.63   -0.82
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35   2.43   4.01   5.98    5.78     5.48          3.81    4.92    7.88    7.36    9.45   -1.22

GOVERNMENT & HIGH
QUALITY BOND FUND
(12/06/2000)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
 CLASS A                1.30   2.06   2.28    N/A     N/A     4.33          3.08    1.12    7.98    6.55
Principal Global
Investors Mortgage
Backed Securities
Composite                                    5.53    5.99                   3.72    1.97    8.84    7.51   11.08    0.22
 Lehman Brothers
 Government/Mortgage
 Index                  1.98   2.87   3.28   6.19    6.38     5.55          4.08    2.73   10.06    7.71   12.29   -0.54
 Morningstar
 Intermediate
 Government Category
 Average                1.45   2.28   2.47   5.34    5.41     4.88          3.39    2.15    9.07    6.84   10.76   -1.44

INFLATION PROTECTION
FUND (12/29/2004)
 CLASS A                2.09    N/A    N/A    N/A     N/A     2.39
 Lehman Brothers US
 Treasury TIPS Index    2.73   6.78   7.18   9.84     N/A                   8.46    8.39   16.56    7.89   13.18    2.63
 Morningstar Long-Term
 Government Category
 Average                3.12   5.45   5.11   8.35    7.04                   7.16    4.73   16.70    3.69   20.06   -8.08

PREFERRED SECURITIES
FUND (05/01/2002)
 CLASS A                1.09   3.47   4.93    N/A     N/A     5.65          3.74   10.06
Spectrum Preferred
Securities Composite                  8.13   9.35    8.28                   6.56   12.99    9.72   10.55   16.11   -5.05
 Lehman Brothers
 Aggregate Bond Index   1.82   2.80   3.96   6.62    6.55     5.36          4.34    4.11   10.26    8.42   11.63   -0.82
 Morningstar
 Intermediate-Term
 Bond Category Average  1.35   2.43   4.01   5.98    5.78     4.93          3.81    4.92    7.88    7.36    9.45   -1.22

TAX-EXEMPT BOND FUND
(03/20/1986)
 CLASS A                2.17   3.19   3.31   5.58    5.31     6.57          3.56    4.51    9.20    5.68    7.96   -3.17
 Lehman Brothers
 Municipal Bond Index   2.77   4.05   4.18   6.34    6.06     7.08          4.48    5.32    9.60    5.13   11.68   -2.06
 Morningstar Muni
 National Long          2.35   3.56   3.49   5.52    5.17     6.29          3.78    4.88    7.96    4.03   10.17   -4.86
 Category Average
                        ----------------------------------------------      -----------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1998   1997   1996    1995
                        ----------------------------
BOND & MORTGAGE
SECURITIES FUND
(12/06/2000)
 CLASS A
Principal Global         7.97  10.16   3.94   18.41
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         8.69   9.65   3.63   18.47
 Aggregate Bond Index
 Morningstar             7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

GOVERNMENT & HIGH
QUALITY BOND FUND
(12/06/2000)
PREVIOUSLY GOVERNMENT
SECURITIES FUND
 CLASS A
Principal Global         7.62   9.97   3.90   19.10
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         8.72   9.54   3.68   17.81
 Government/Mortgage
 Index
 Morningstar             7.45   8.45   2.80   16.42
 Intermediate
 Government Category
 Average

INFLATION PROTECTION
FUND (12/29/2004)
 CLASS A
 Lehman Brothers US      3.95
 Treasury TIPS Index
 Morningstar Long-Term  10.62  12.34  -1.61   31.15
 Government Category
 Average

PREFERRED SECURITIES
FUND (05/01/2002)
 CLASS A
Spectrum Preferred       8.25  12.47   7.95   23.50
Securities Composite
 Lehman Brothers         8.69   9.65   3.63   13.47
 Aggregate Bond Index
 Morningstar             7.42   8.76   3.30   17.35
 Intermediate-Term
 Bond Category Average

TAX-EXEMPT BOND FUND
(03/20/1986)
 CLASS A                 5.08   9.19   4.60   20.72
 Lehman Brothers         6.48   9.20   4.43   17.46
 Municipal Bond Index
 Morningstar Muni        5.31   9.27   3.31   17.14
 National Long
 Category Average       ----------------------------
*The Average Annual Tota     ur     d      nnu     tal Returns do not reflect sales charges; if sales charges were reflected, results would be lower.


MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

PERFORMANCE RESULTS - SHORT-TERM FIXED INCOME FUNDS

                               AVERAGE ANNUAL TOTAL RETURNS*                                     ANNUAL TOTAL RETURNS*
                                (THROUGH SEPTEMBER 30, 2005)                                    (YEAR ENDED DECEMBER 31)

                                                              LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR   OF FUND          2004   2003   2002   2001   2000   1999
                        ----------------------------------------------      -------------------------------------------
MONEY MARKET FUND
(03/01/01)
 CLASS A)               1.65   1.90   0.83    N/A     N/A     1.47           1.01   0.80   1.49
Principal Global
Investors Money Market
Composite                                    2.42    3.78                                         4.33   6.21   4.71
 Lehman Brothers U.S.
 Treasury Bellwethers
 3 Month Index          2.13   2.60   1.66   2.49    3.95     2.12          14.85   9.08   9.72   9.71   7.44   5.62

SHORT-TERM BOND FUND
(12/06/2000)
PREVIOUSLY HIGH
QUALITY SHORT-TERM
BOND FUND
 CLASS A                1.12   1.08   1.98    N/A     N/A     4.02           1.03   2.19   7.37   6.71
Principal Global
Investors Limited Term
Fixed Income Composite                       4.84     N/A                    1.58   3.02   8.01   7.19   8.81   1.05
 Lehman Brothers
 Mutual Fund 1-5
 Gov't/Credit Index     0.86   1.01   2.50   5.21    5.62     4.84           1.85   3.35   8.12   9.03   8.91   2.09
 Morningstar
 Short-Term Bond        0.98   1.31   2.13   4.14    4.80     3.78           1.60   2.39   5.24   7.32   8.14   2.12
 Category Average
                        ----------------------------------------------      -------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                        1998  1997  1996   1995
                        -------------------------
MONEY MARKET FUND
(03/01/01)
 CLASS A)
Principal Global        5.13  5.10  4.95    5.53
Investors Money Market
Composite
 Lehman Brothers U.S.   6.02  8.33  8.29    7.10
 Treasury Bellwethers
 3 Month Index

SHORT-TERM BOND FUND
(12/06/2000)
PREVIOUSLY HIGH
QUALITY SHORT-TERM
BOND FUND
 CLASS A
Principal Global        6.79  6.64  4.88
Investors Limited Term
Fixed Income Composite
 Lehman Brothers        7.63  7.13  4.67   12.88
 Mutual Fund 1-5
 Gov't/Credit Index
 Morningstar            6.28  6.51  4.35   11.48
 Short-Term Bond
 Category Average       -------------------------
*The Average Annual Tota    tu    an    e A      Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.


MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

                                                                 AVERAGE ANNUAL TOTAL RETURNS*                         ANNUAL TOTAL
                                                                 (THROUGH SEPTEMBER 30, 2005)                            RETURNS*
                                                                                                                        (YEAR ENDED
                                                                                                 LIFE                  DECEMBER 31)
                                                         YTD    1 YR    3 YR    5 YR   10 YR   OF FUND          2004    2003


                                                        -------------------------------------------------      ----------------
PRINCIPAL LIFETIME 2010 FUND (03/01/2001)
 CLASS A                                                3.20   10.06   11.19     N/A     N/A     5.24          10.45   17.40
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Conservative Allocation Category Average   1.94    5.95    7.90    3.44    6.56     3.27           5.71   12.79

PRINCIPAL LIFETIME 2020 FUND (03/01/2001)
 CLASS A                                                4.73   12.90   12.90     N/A     N/A     5.45          10.90   20.04
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Moderate Allocation Category Average       3.60   10.81   12.40    2.21    7.65     3.53           8.62   20.06

PRINCIPAL LIFETIME 2030 FUND (03/01/2001)
 CLASS A                                                5.18   14.10   13.99     N/A     N/A     4.99          11.41   21.75
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Moderate Allocation Category Average       3.60   10.81   12.40    2.21    7.65     3.53           8.62   20.06

PRINCIPAL LIFETIME 2040 FUND (03/01/2001)
 CLASS A                                                5.56   15.11   14.72     N/A     N/A     5.09          11.57   22.91
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Moderate Allocation Category Average       3.60   10.81   12.40    2.21    7.65     3.53           8.62   20.06

PRINCIPAL LIFETIME 2050 FUND (03/01/2001)
 CLASS A                                                5.84   15.96   15.70     N/A     N/A     4.01          11.74   24.72
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Large Blend Category Average               3.49   13.17   15.72   -1.17    8.23     1.39           9.96   26.72

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (03/01/2001)
 CLASS A                                                1.95    7.41    9.23     N/A     N/A     4.96           9.76   13.95
 S&P 500 Index                                          2.77   12.25   16.71   -1.49    9.48     1.48          10.87   28.67
 Lehman Brothers Aggregate Bond Index                   1.82    2.80    3.96    6.62    6.55     5.71           4.34    4.11
 Morningstar Conservative Allocation Category Average   1.94    5.95    7.90    3.44    6.56     3.27           5.71   12.79
                                                        -------------------------------------------------      ----------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charges; if sales charges were reflected, results would be lower.




                                                         2002     2001     2000    1999   1998   1997   1996    1995
                                                        --------------------------------------------------------------
PRINCIPAL LIFETIME 2010 FUND (03/01/2001)
 CLASS A                                                 -5.57
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Conservative Allocation Category Average    -3.15    -0.81    4.40    7.15   11.63  14.86  10.65   21.46

PRINCIPAL LIFETIME 2020 FUND (03/01/2001)
 CLASS A                                                 -8.18
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Moderate Allocation Category Average       -11.48    -4.63    1.66   10.34   13.20  19.35  14.15   25.72

PRINCIPAL LIFETIME 2030 FUND (03/01/2001)
 CLASS A                                                -11.20
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Moderate Allocation Category Average       -11.48    -4.63    1.66   10.34   13.20  19.35  14.15   25.72

PRINCIPAL LIFETIME 2040 FUND (03/01/2001)
 CLASS A                                                -13.72
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Moderate Allocation Category Average       -11.48    -4.63    1.66   10.34   13.20  19.35  14.15   25.72

PRINCIPAL LIFETIME 2050 FUND (03/01/2001)
 CLASS A                                                -16.88
 S&P 500 Index                                          -22.11   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                    10.26     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Large Blend Category Average               -22.02   -13.68   -6.97   19.72   21.95  27.43  20.37   31.99

PRINCIPAL LIFETIME STRATEGIC INCOME FUND (03/01/2001)
 CLASS A                                                 -2.84
 S&P 500 Index                                          -11.88   -11.88   -9.11   21.04   28.58  33.36  22.96   37.58
 Lehman Brothers Aggregate Bond Index                     8.42     8.42   11.63   -0.82    8.69   9.65   3.63   18.47
 Morningstar Conservative Allocation Category Average    -3.15    -0.81    4.40    7.15   11.63  14.86  10.65   21.46
                                                        --------------------------------------------------------------
*The Average Annual Total Returns and the Annual Total Returns do not reflect sales charge      s     ch      we     flected,
 results would be lower.

PERFORMANCE RESULTS - ASSET ALLOCATION FUNDS



MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

IMPORTANT NOTES TO THE APPENDIX


CITIGROUP BROAD MARKET (BMI) GLOBAL EX-US INDEX is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US$100 million and above.


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of investment-grade, tax-exempt bonds which have been issued within the last five years and which have at least one year to maturity.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS U.S. TREASURY TIPS (TREASURY INFLATION PROTECTION SECURITIES) INDEX is an unmanaged index of inflation-protected U.S. Treasury securities that will mature in one year or longer.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) US REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.


MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.
MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations of greater than or equal to 10 years.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR MUNI NATIONAL LONG CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in municipal bonds with maturities of 10 years or more that are issued by various state and local governments to fund public projects and are free from federal taxes.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.
MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.


RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.
MM 625 Q-19
    This Supplement Must Be Preceded or Accompanied by a Current Prospectus.

                         PRINCIPAL INVESTORS FUND, INC.



                              CLASS A AND CLASS B


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").



                The date of this Prospectus is May 16, 2005.
As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

 Fund Descriptions

 LargeCap US Equity Funds
  Disciplined LargeCap Blend ............................................ 6

  Equity Income Fund ....................................................8

  LargeCap Growth Fund..................................................11

  LargeCap S&P 500 Index Fund...........................................13

  LargeCap Value Fund...................................................15

  Partners LargeCap Blend Fund..........................................17

  Partners LargeCap Blend Fund I........................................20

  Partners LargeCap Growth Fund I.......................................23

  Partners LargeCap Growth Fund II......................................26

  Partners LargeCap Value Fund..........................................29


 Small/MidCap US Equity Funds
  MidCap Blend Fund.....................................................31

  Partners MidCap Growth Fund...........................................34

  Partners MidCap Growth Fund I.........................................37

  Partners MidCap Value Fund............................................40

  Partners SmallCap Growth Fund II......................................43

  Real Estate Securities Fund...........................................46

  SmallCap Blend Fund...................................................49

  SmallCap Value Fund...................................................52


 International Equity Funds
  Diversified International Fund........................................55

  International Emerging Markets Fund...................................58


 Fixed Income Funds
  Bond & Mortgage Securities Fund.......................................60

  Government Securities Fund............................................63

  Inflation Protection Fund .............................................66

  Preferred Securities Fund.............................................69

  Tax-Exempt Bond Fund ..................................................72


 Short-term Fixed Income Funds
  Money Market Fund.....................................................74

  High Quality Short-Term Bond Fund.....................................76


 Asset Allocation Funds
  Principal LifeTime 2010 Fund..........................................79

  Principal LifeTime 2020 Fund..........................................83

  Principal LifeTime 2030 Fund..........................................87

  Principal LifeTime 2040 Fund..........................................91

  Principal LifeTime 2050 Fund..........................................95

  Principal LifeTime Strategic Income Fund..............................99

General Information

 The Costs of Investing.................................................102

 Certain Investment Strategies and Related Risks........................108

 Management, Organization and Capital Structure.........................114

 Pricing of Fund Shares.................................................125

 Dividends and Distributions............................................126

 How to Buy Shares......................................................127

 How to Redeem (Sell) Shares............................................130

 How to Exchange Shares Among Principal Investors Funds.................132

 General Information About a Fund Account...............................135

Appendix A..............................................................138

Portfolio Holdings Information..........................................149

Additional Information..................................................149

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.


The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages.


The Sub-Advisors are:
.. AllianceBernstein Investment Research and Management ("Bernstein")
.. American Century Investment Management, Inc. ("American Century")
.. Columbus Circle Investors ("CCI")
.. Emerald Advisers, Inc. ("Emerald")
.. Goldman Sachs Asset Management LP ("GSAM")
.. Mellon Equity Associates, LLP ("Mellon Equity")
.. Neuberger Berman Management Inc. ("Neuberger Berman")
.. Principal Global Investors, LLC ("Principal")*
.. Principal Real Estate Investors, LLC ("Principal - REI")*
.. Spectrum Asset Management, Inc. ("Spectrum)*
.. T. Rowe Price Associates, Inc. ("T. Rowe Price")
.. Turner Investment Partners, Inc. ("Turner")
.. UBS Global Asset Management (Americas) Inc. ("UBS Global AM")
.. Wellington Management Company, LLP ("Wellington Management")
  * CCI, Principal Management Corporation, Principal, Principal - REI, Princor Financial Services Corporation ("Princor"), Principal Life and Spectrum are members of the Principal Financial Group/(R)/.


All of the Funds described in this prospectus offer Class A shares. In addition, certain of the Funds offer Class B shares. Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase. Class B shares are not subject to a sales charge at the time of purchase but are subject to a contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase.


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

INVESTMENT RESULTS

Because the Class A shares and Class B shares of the Funds are new, no performance information is available for those Classes. However, performance information is provided for the Institutional Class shares of the Funds when available (neither the Equity Income Fund nor the Tax-Exempt Bond Fund offer Institutional Class shares). Because all classes of a Fund invest in the same portfolio of securities, the annual returns of the Class A and Class B shares of each Fund will differ from that of the Institutional Class shares only to the extent that the Classes do not have the same expenses. The performance tables for each Fund (except the Equity Income and the Tax-Exempt Bond Funds) show, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help you compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Fund for the time periods indicated. The examples also assume that your investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.


NOTES:


.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCIPLINED LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2004 this range was between approximately $749 million and $385.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below "fair value" for these stocks will result in investment management success. Principal's investment process is designed to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.



INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The inception date of the Fund is December 30, 2002. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                          PAST 1 YEAR                 PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                           12.84                         N/A            N/A           20.30
 CLASS A (BEFORE TAXES)...........                           12.16                         N/A            N/A           19.57
     (AFTER TAXES ON DISTRIBUTIONS)......                    11.98                         N/A            N/A           18.98
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES).....................                     8.11                         N/A            N/A           16.58
 CLASS B                                                     11.28                         N/A            N/A           18.63
 S&P 500 Index ..........................                    10.87                       -2.30          12.07
 Morningstar Large Blend Category Average                     9.96                       -1.77          10.42
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for the Fund was December 30, 2002. The SEC effective date for Class A and Class B was March 1, 2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.60%    0.60%
 12b-1 Fees..........................   0.20     0.93
 Other Expenses......................   0.41     0.47
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   1.21%    2.00%

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $691     $937     $1,202     $1,957          $691    $937    $1,202     $1,957
 CLASS B               603      927      1,278      2,028           203     627     1,078      2,028

EQUITY INCOME FUND
The Fund seeks to achieve high current income and long-term growth of income and capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing primarily in equity securities (such as common stocks), preferred securities, shares of real estate investment trusts (REITs) and convertible securities. In selecting securities, the Sub-Advisor, Principal, places an emphasis on securities with potentially high dividend yields. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund may invest up to 20% of its assets in securities of foreign companies.

When determining how to invest the Fund's assets in equity securities, Principal seeks stocks that it believes are undervalued in the marketplace at the time of purchase. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on:
.. the determination that a stock is selling below its fair market value;
.. an early recognition of changes in a company's underlying fundamentals;
.. an evaluation of the sustainability of fundamental changes; and .. monitoring a stock's behavior in the market.

In selecting preferred securities for the Fund, Principal focuses on the financial services industry (i.e., banking, insurance and commercial finance). For a security to be considered for the Fund, Principal will assess the credit risk within the context of the yield available on the preferred security. The sub-advisor also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue to increase.

REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. In selecting REITs for the Fund, Principal focuses on equity REITs which primarily own property and generate revenue from rental income. Principal seeks to diversify the Fund's REIT holdings by property types (e.g. apartment REITs, mall REITs, office and industrial REITs).

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




INTEREST RATE CHANGES . Changes in interest rates may adversely affect the value of an investor's securities. When interest rates rise, the value of preferred securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of preferred securities. Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



PREPAYMENT OR CALL RISK . Some investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.

SECTOR RISK . Because the Fund invests at least 25% of its assets in utility securities, the Fund is also subject to sector risk; that is, the possibility that the utilities sector may underperform other sectors or the market as a whole. As Principal allocates more of the Fund's portfolio holdings to the utilities sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EQUITY REITS . Equity REITs are affected by the changes in the value of the properties owned by the trust. In addition, they:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.

The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and accept fluctuations in the value of investments.

As the inception date of the Fund is March 1, 2005, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                   CLASS A  CLASS B
 Management Fees.................   0.60%    0.60%
 12b-1 Fees......................   0.24     0.92
 Other Expenses..................   0.41     0.56
                                    ----     ----
    TOTAL FUND OPERATING EXPENSES   1.25%    2.08%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $695     $949     $1,222     $1,999          $695    $949    $1,222     $1,999
 CLASS B               611      952      1,319      2,098           211     652     1,119      2,098

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2004 this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Principal, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Principal places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS................                       9.35                            N/A           N/A            -3.76
 CLASS A (BEFORE TAXES)...........                         8.75                            N/A           N/A            -4.30
     (AFTER TAXES ON DISTRIBUTIONS).                       8.66                            N/A           N/A            -4.33
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                       5.80                            N/A           N/A            -3.63
 CLASS B..........................                         7.88                            N/A           N/A            -5.06
 Russell 1000 Growth Index .........                       6.30                          -9.29          9.59
 Morningstar Large Growth Category
 Average ...........................                       7.64                          -7.64          9.00
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A and Class B was March
  1, 2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.55%    0.55%
 12b-1 Fees..........................   0.19     0.92
 Other Expenses......................   0.36     0.43
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   1.10%    1.90%

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $681     $905     $1,146     $1,838          $681    $905    $1,146     $1,838
 CLASS B               593      897      1,226      1,916           193     597     1,026      1,916

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's ("S&P") 500 Index. The Sub-Advisor, Principal, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2004, the market capitalization range of the Index was between approximately $749 million and $385.9 billion. Over the long-term, Principal seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Principal focuses on tracking the S&P 500. Principal may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.


Principal reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Principal to believe that it should not be a part of the Fund's assets.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
The inception date of the Fund is December 6, 2000. Class A shares were added to the Fund on March 1, 2005

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A shares because the Class A shares invest in the same portfolio of securities. The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended
 December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                          PAST 1 YEAR                 PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                           10.67                         N/A            N/A            0.73
 CLASS A............(BEFORE TAXES)                           10.00                         N/A            N/A            0.11
     (AFTER TAXES ON DISTRIBUTIONS).......                    8.70                         N/A            N/A           -0.47
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)......................                    8.20                         N/A            N/A           -0.06
 S&P 500 Index ...........................                   10.87                       -2.30          12.07
 Morningstar Large Blend Category Average                     9.96                       -1.77          10.42
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                            CLASS A
 Management Fees..........................   0.15%
 12b-1 Fees...............................   0.15
 Other Expenses...........................   0.46
                                             ----
             TOTAL FUND OPERATING EXPENSES   0.76%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $226     $389     $566     $1,078          $226    $389    $566     $1,078

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2004 this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Principal, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals;
.. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Principal focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance. The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 228.4%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                        12.40                            N/A            N/A            4.44
 CLASS A (BEFORE TAXES)...........                        12.02                            N/A            N/A            4.09
     (AFTER TAXES ON DISTRIBUTIONS).                      11.24                            N/A            N/A            3.63
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                       8.80                            N/A            N/A            3.34
 CLASS B..........................                        11.25                            N/A            N/A            3.36
 Russell 1000 Value Index ..........                      16.49                           5.27          13.83
 Morningstar Large Value Category
 Average ...........................                      12.91                           4.35          11.35
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.
 The SEC effective date for Class A and Class B was March 1, 2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                          CLASS A   CLASS B
 Management Fees........................   0.45%
 12b-1 Fees.............................   0.14      0.73
 Other Expenses.........................   0.20      0.31
                                           ----      ----
           TOTAL FUND OPERATING EXPENSES   0.79 %    1.49%

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $651     $813     $  989     $1,497          $651    $813    $989     $1,497
 CLASS B                552      771      1,031      1,501           152     471     813      1,501

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2004 this range was between approximately $749 million and $385.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.


The Fund's Sub-Advisor, T. Rowe Price, uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the Standard & Poor's 500 Stock Index ("S&P 500 Index"). Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index.


A team of equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts' focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, T. Rowe Price limits the Fund's exposure to each business sector that comprises the S&P 500 Index.


In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund will generally remain fully invested (less than 5% cash reserves) and will be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Futures and options may be employed from time to time to manage flows of cash into and out of the Fund. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             10.38                       N/A            N/A            2.00
 CLASS A (BEFORE TAXES)...........                              9.59                       N/A            N/A            1.27
     (AFTER TAXES ON DISTRIBUTIONS)..........                   8.46                       N/A            N/A            0.84
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)..............................                   7.46                       N/A            N/A            0.96
 CLASS B..........................                              8.81                       N/A            N/A            0.54
 S&P 500 Index ..............................                  10.87                     -2.30          12.07
 Morningstar Large Blend Category Average ...                   9.96                     -1.77          10.42
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000. The SEC effective date for Class A and Class B was March 1, 2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.75%    0.75%
 12b-1 Fees..........................   0.25     0.93
 Other Expenses......................   0.43     0.50
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   1.43%    2.18%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $712    $1,001    $1,312    $2,190        $712   $1,001   $1,312    $2,190
 CLASS B             621       982     1,369     2,234         221      682    1,169     2,234

PARTNERS LARGECAP BLEND FUND I
The Fund seeks long-term growth of capital.

The Manager has selected GSAM and Wellington Management as Sub-Advisors to the Fund. Though the percentages are not fixed, GSAM manages approximately 70% of the Fund's assets and Wellington Management approximately 30% of the Fund's assets.


MAIN STRATEGIES

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2004, the range was between approximately $749 million and $385.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

GSAM selects investments for the Fund using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. GSAM seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.


GSAM uses a proprietary multifactor model, a rigorous computerized rating system. This quantitative investment model is used to identify securities within a broadly diversified portfolio of large capitalization and blue chip companies that may exhibit the potential for above-average returns. From this list of companies, GSAM applies a quantitative analysis to select companies for the Fund which it believes will closely track the S&P 500 Index.


GSAM seeks to outperform the S&P 500 Index by overweighting stocks that are more likely to outperform the bench mark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.


Wellington Management employs a two-fold investment approach that combines top-down sector analysis and bottom-up security selection. Macro-economic data including GDP growth rates, employment gains, as well as the outlook for inflation and interest rates, is considered to identify sectors and industries Wellington Management believes will grow faster than the economy over the next 12 to 18 months.


Wellington Management then selects portfolio investments on the basis of fundamental analysis, which it utilizes to identify those securities that provide the potential for long-term growth of capital. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside the U.S., Wellington Management also monitors and evaluates the economic and political climate and the principal securities markets of the country in which each company is located. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.

MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                        11.05                            N/A            N/A           -0.83
 CLASS A (BEFORE TAXES)...........                        10.37                            N/A            N/A           -1.45
     (AFTER TAXES ON DISTRIBUTIONS).                      10.17                            N/A            N/A           -1.75
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                       7.00                            N/A            N/A           -1.37
 CLASS B..........................                         9.48                            N/A            N/A           -2.25
 S&P 500 Index .....................                      10.87                          -2.30          12.07
 Morningstar Large Blend Category
 Average ...........................                       9.96                          -1.77          10.42
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A and Class B was March
  1, 2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.45%    0.45%
 12b-1 Fees..........................   0.19     0.93
 Other Expenses......................   0.43     0.50
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   1.07%    1.88%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $678     $896     $1,131     $1,806          $678    $896    $1,131     $1,806
 CLASS B               591      891      1,216      1,890           191     591     1,016      1,890

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong growth and free cash flow potential. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies in the Russell 1000 Growth Index (as of December 31, 2004, this range was between approximately $495 million and $385.2 billion) at the time of purchase. The Fund's investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The Sub-Advisor, T. Rowe Price, generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more vulnerable than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 157.8%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.
The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                              PAST 1 YEAR             PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                               9.25                      N/A           N/A            -5.63
 CLASS A (BEFORE TAXES)...........                               8.40                      N/A           N/A            -6.37
     (AFTER TAXES ON DISTRIBUTIONS)..............                8.32                      N/A           N/A            -6.42
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES).....................................                5.57                      N/A           N/A            -5.34
 CLASS B..........................                               7.61                      N/A           N/A            -7.05
 Russell 1000 Growth Index ......................                6.30                    -9.29          9.59
 Morningstar Large Growth Category Average ......                7.64                    -7.64          9.00
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 The SEC effective for Class A and Class was March 1, 2005

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.74%    0.74%
 12b-1 Fees..........................   0.25     0.93
 Other Expenses......................   0.54     0.59
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   1.53%    2.26%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $726    $1,031    $1,361    $2,294        $726   $1,031   $1,361    $2,294
 CLASS B             629     1,006     1,410     2,326         229      706    1,210     2,326

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2004, the range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks of companies they believe will increase in value over time using a growth investment strategy they developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that exhibits a higher positive rule of change this quarter than last or this year than the year before. It also includes companies whose growth rates, although still negative, are less negative than prior periods. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


American Century uses a bottom-up approach to select securities to buy for the Fund. This means that American Century makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using its extensive database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or hold the securities of companies they believe will be able to sustain accelerating growth and sell the securities of companies whose growth begins to slow down.


American Century does not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in securities regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and options and other similar securities. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.

HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the Fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value) may leave the Fund in a worse position than if these strategies were not used.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The inception date of the Fund is December 6, 2000. Class A shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A shares because the Class A shares invest in the same portfolio of securities. The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended
 December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A share class of the Fund.
 The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             9.31                        N/A           N/A            -5.64
 CLASS A (BEFORE TAXES)...........                             8.55                        N/A           N/A            -6.30
     (AFTER TAXES ON DISTRIBUTIONS)..........                  8.24                        N/A           N/A            -6.37
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)..............................                  5.96                        N/A           N/A            -5.27
 Russell 1000 Growth Index ..................                  6.30                      -9.29          9.59
 Morningstar Large Growth Category Average ..                  7.64                      -7.64          9.00
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000. The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES*

                                CLASS A
 Management Fees.......          1.00%
 12b-1 Fees............          0.25
 Other Expenses
 (estimated) ..........         26.56
                                -----
   TOTAL FUND OPERATING
               EXPENSES         27.81%

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  1.70%.

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                        IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------
                        1         3         5        10             1        3        5         10
 CLASS A          $2,897    $6,073    $7,966    $9,991        $2,897   $6,073   $7,966    $9,991

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2004, this range was between approximately $495 million and $385.2 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             13.32                       N/A            N/A            8.27
 CLASS A (BEFORE TAXES)...........                             12.58                       N/A            N/A            7.56
     (AFTER TAXES ON DISTRIBUTIONS)..........                  12.22                       N/A            N/A            7.12
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)..............................                   8.64                       N/A            N/A            6.29
 CLASS B..........................                             11.75                       N/A            N/A            6.77
 Russell 1000 Value Index ...................                  16.49                      5.27          13.83
 Morningstar Large Value Category Average ...                  12.91                      4.35          11.35
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000. The SEC effective date for Class A and Class B was March 1, 2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                               CLASS A  CLASS B
 Management Fees.............   0.78%    0.78%
 12b-1 Fees..................   0.25     0.92
 Other Expenses..............   0.43     0.50
                                ----     ----
         TOTAL FUND OPERATING
                     EXPENSES   1.46%    2.20%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $715    $1,010    $1,327    $2,221        $715   $1,010   $1,327    $2,221
 CLASS B             623       988     1,380     2,259         223      688    1,180     2,259

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Principal considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                        17.65                            N/A            N/A           10.21
 CLASS A (BEFORE TAXES)...........                        17.22                            N/A            N/A            9.80
     (AFTER TAXES ON DISTRIBUTIONS).                      15.99                            N/A            N/A            9.27
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                      12.75                            N/A            N/A            8.32
 CLASS B..........................                        16.87                            N/A            N/A            9.48
 Russell Midcap Index ..............                      20.22                           7.59          14.50
 Morningstar Mid-Cap Blend Category
 Average ...........................                      16.00                           7.18          13.16
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.
 The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES*

                              CLASS A             CLASS B
 Management Fees.......        0.65%               0.65%
 12b-1 Fees............        0.20                0.45
 Other Expenses........        0.26                0.31
                               ----                ----
   TOTAL FUND OPERATING
               EXPENSES        1.11%               1.41%
 Fee Reduction and/or
 Expense Reimbursement.        0.09                0.09
                               ----                ----
           NET EXPENSES        1.02%               1.32%
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the
  Fund for a period of three years to insure the Net Expenses will not exceed 1.02%
  for Class A and 1.32% for Class B. This expense cap will remain in effect through
  June 30, 2008.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $673     $881     $1,119     $1,819          $673    $881    $1,119     $1,819
 CLASS B               534      718        936      1,536           134     418       736      1,536

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.7%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                        12.30                            N/A            N/A            0.00
 CLASS A............(BEFORE TAXES)                        11.46                            N/A            N/A           -0.75
     (AFTER TAXES ON DISTRIBUTIONS).                      11.46                            N/A            N/A           -0.75
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                       7.45                            N/A            N/A           -0.63
 CLASS B..........................                        10.64                            N/A            N/A           -1.49
 Russell Midcap Growth Index .......                      15.48                          -3.36          11.23
 Morningstar Mid-Cap Growth Category
 Average ...........................                      12.93                          -3.42          10.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A and Class B was March
  1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES*

                              CLASS A             CLASS B
 Management Fees.......        1.00%               1.00%
 12b-1 Fees............        0.25                0.92
 Other Expenses........        0.62                0.68
                               ----                ----
   TOTAL FUND OPERATING
               EXPENSES        1.87%               2.60%
 Fee Reduction and/or
 Expense Reimbursement.        0.12                0.10
                               ----                ----
           NET EXPENSES        1.75%               2.50%

 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the
  Fund for a period of three years to insure the Net Expenses will not exceed 1.75%
  for Class A and 2.50% for Class B. This expense cap will continue through June 30,
  2008.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $743    $1,094    $1,486    $2,603        $743   $1,094   $1,486    $2,603
 CLASS B             653     1,079     1,542     2,629         253      779    1,342     2,629

PARTNERS MIDCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. In the view of the Sub-Advisor, Mellon Equity, many medium-sized companies:
.. are in fast growing industries;
.. offer superior earnings growth potential; and .. are characterized by strong balance sheets and high returns on equity.

The Fund may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Equity uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Equity manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.

EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

The inception date of the Fund is December 15, 2003. Class A shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A shares because the Class A shares invest in the same portfolio of securities. The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended
 December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A share class of the Fund.
 The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                         PAST 1 YEAR                  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                          11.99                          N/A            N/A           12.10
 CLASS A (BEFORE TAXES)...........                          11.16                          N/A            N/A           11.20
     (AFTER TAXES ON DISTRIBUTIONS).....                    11.16                          N/A            N/A           11.20
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)....................                     7.25                          N/A            N/A            9.52
 Russell Midcap Growth Index ...........                    15.48                        -3.36          11.23
 Morningstar Mid-Cap Growth Category
 Average ...............................                    12.93                        -3.42          10.25
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The SEC effective date for the Institutional Class was December 15, 2003. The SEC effective date for Class A was March 1, 2004.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                CLASS A
 Management Fees.......          1.00%
 12b-1 Fees............          0.25
 Other Expenses
 (estimated) ..........         14.38
                                -----
   TOTAL FUND OPERATING
               EXPENSES         15.63%

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  1.75%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------
                        1         3         5        10             1        3        5         10
 CLASS A          $1,970    $4,330    $6,216    $9,432        $1,970   $4,330   $6,216    $9,432

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2004, this range was between approximately $631 million and $33.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.


The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             22.56                       N/A            N/A           11.72
 CLASS A (BEFORE TAXES)...........                             21.66                       N/A            N/A           10.89
     (AFTER TAXES ON DISTRIBUTIONS)..........                  20.03                       N/A            N/A           10.42
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)..............................                  15.15                       N/A            N/A            9.29
 CLASS B..........................                             20.76                       N/A            N/A           10.06
 Russell Midcap Value Index .................                  23.71                     13.48          15.72
 Morningstar Mid-Cap Value Category Average .                  17.90                     11.41          13.40
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000. The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                CLASS A                CLASS B
 Management Fees.......          1.00%                  1.00%
 12b-1 Fees............          0.25                   1.00
 Other Expenses
 (estimated) ..........          6.20                  27.07
                                 ----                  -----
   TOTAL FUND OPERATING
               EXPENSES          7.45%                 29.07%
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.75% for Class A Shares
   2.50% for Class B Shares


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------
                        1         3         5        10             1        3        5         10
 CLASS A          $1,269    $2,605    $3,877    $6,794        $1,269   $2,605   $3,877    $6,794
 CLASS B           2,861     6,104     7,993     9,391         2,557    5,973    7,942     9,391

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

The Manager has selected UBS Global AM and Emerald as Sub-Advisors to the Fund.


MAIN STRATEGIES

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2004, this range was between approximately $59 million and $3.6 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.


The Manager may, from time-to-time, reallocate Fund assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals, or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times reallocations may occur by transferring assets in cash or in kind among Sub-Advisors.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



SECTOR RISK . UBS Global AM may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries .




INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.
The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             11.08                       N/A            N/A           -3.95
 CLASS A (BEFORE TAXES)...........                             10.03                       N/A            N/A           -4.86
     (AFTER TAXES ON DISTRIBUTIONS)..........                   9.62                       N/A            N/A           -4.99
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)..............................                   7.05                       N/A            N/A           -4.11
 CLASS B..........................                              9.22                       N/A            N/A           -5.57
 Russell 2000 Growth Index ..................                  14.31                     -3.57           7.12
 Morningstar Small Growth Category Average ..                  12.09                     -0.55          10.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES*

                              CLASS A             CLASS B
 Management Fees.......        1.00%               1.00%
 12b-1 Fees............        0.25                0.91
 Other Expenses........        0.87                0.94
                               ----                ----
   TOTAL FUND OPERATING
               EXPENSES        2.12%               2.85%
 Fee Reduction and/or
 Expense Reimbursement.        0.17                0.15
                               ----                ----
           NET EXPENSES        1.95%               2.70%

 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the
  Fund for a period of three years to insure the Net Expenses will not exceed 1.95%
  for Class A and 2.70% for Class B. This expense cap will continue in effect through
  June 30, 2008.

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $762    $1,152    $1,591    $2,836        $762   $1,152   $1,591    $2,836
 CLASS B             673     1,138     1,647     2,861         273      838    1,447     2,861

REAL ESTATE SECURITIES FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.

In selecting securities for the Fund, the Sub-Advisor, Principal - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


SECTOR RISK . Because the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry, the Fund is also subject to sector risk; that is, the possibility that the real estate sector may underperform other sectors or the market as a whole. As Principal allocates more of the Fund's portfolio holdings to the real estate sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
.. may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments); and .. are subject to cash flow dependency of its tenants.


FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                        34.11                            N/A            N/A           23.49
 CLASS A (BEFORE TAXES)...........                        33.16                            N/A            N/A           22.61
     (AFTER TAXES ON DISTRIBUTIONS).                      31.04                            N/A            N/A           20.93
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                      22.53                            N/A            N/A           18.86
 CLASS B..........................                        32.24                            N/A            N/A           21.76
 Morgan Stanley REIT Index .........                      31.49                          21.67          14.42
 Morningstar Specialty - Real Estate
 Category Average...................                      31.88                          21.36          15.10
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A and Class B was March
  1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.85%    0.85%
 12b-1 Fees..........................   0.25     0.91
 Other Expenses......................   0.47     0.51
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   1.57%    2.27%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $726    $1,042    $1,381    $2,335        $726   $1,042   $1,381    $2,335
 CLASS B             630     1,009     1,415     2,347         230      709    1,215     2,347

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index (as of December 31, 2004, this range was between approximately $59 million and $3.6 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Principal, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Principal does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Principal's estimation of forward-looking rates of return.


Principal may purchase securities issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



GROWTH STOCKS . Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks to market changes.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             16.46                       N/A            N/A           12.14
 CLASS A (BEFORE TAXES)...........                             15.67                       N/A            N/A           11.38
     (AFTER TAXES ON DISTRIBUTIONS)..........                  14.68                       N/A            N/A           11.03
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)..............................                  11.35                       N/A            N/A            9.79
 CLASS B..........................                             14.83                       N/A            N/A           10.57
 Russell 2000 Index .........................                  18.33                      6.61          11.54
 Morningstar Small Blend Category Average ...                  18.86                     11.84          13.10
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000. The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.75%    0.75%
 12b-1 Fees..........................   0.22     0.93
 Other Expenses......................   0.47     0.49
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   1.44%    2.17%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $713    $1,004    $1,317    $2,200        $713   $1,004   $1,317    $2,200
 CLASS B             620       979     1,364     2,231         220      679    1,164     2,231

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2004, this range was between approximately $80 million and $3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Principal equity investment philosophy is based on the belief that superior stock selection is the key to consistent out-performance. Superior stock selection is achieved by a combination of systematically evaluating company fundamentals and in-depth original research. Principal focuses on four critical drivers of stock performance: improving business fundamentals, sustainable competitive advantages, rising investor expectations, and attractive relative valuation. To leverage our stock selection skills as the primary drivers of relative performance, Principal seeks to maximize global information advantages and neutralize unintended portfolio risks.


Principal focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Principal constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



VALUE STOCKS . The Fund's potential investment in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.




FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.

INITIAL PUBLIC OFFERINGS ("IPOS") . The Fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 163.5%.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.
The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS................                      19.96                            N/A            N/A           17.59
 CLASS A (BEFORE TAXES)...........                        18.83                            N/A            N/A           16.49
     (AFTER TAXES ON DISTRIBUTIONS).                      16.44                            N/A            N/A           14.93
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                      13.09                            N/A            N/A           13.48
 CLASS B..........................                        17.95                            N/A            N/A           15.62
 Russell 2000 Value Index ..........                      22.25                          17.23          15.17
 Morningstar Small Value Category
 Average ...........................                      20.58                          15.81          15.01
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A and Class B was March
  1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES*

                                CLASS A                CLASS B
 Management Fees.......          0.75%                  0.75%
 12b-1 Fees............          0.25                   1.00
 Other Expenses
 (estimated) ..........          8.67                  38.26
                                 ----                  -----
   TOTAL FUND OPERATING
               EXPENSES          9.67%                 40.01%
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.70% for Class A Shares
   2.45% for Class B Shares

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------
                        1         3         5        10             1        3        5         10
 CLASS A          $1,465    $3,123    $4,629    $7,821        $1,465   $3,123   $4,629    $7,821
 CLASS B           3,561     6,922     8,358     9,098         3,301    6,840    8,335     9,098

DIVERSIFIED INTERNATIONAL FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Principal, pays particular attention to the long-term earnings prospects of the various companies under consideration. Principal then weighs those prospects relative to the price of the security.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Emerging market countries and companies doing business in emerging market countries may not have the same range of opportunities as companies in more developed countries.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October 31, 2004 was 160.2%.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.
The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                        20.23                            N/A           N/A             3.14
 CLASS A (BEFORE TAXES)...........                        19.62                            N/A           N/A             2.62
     (AFTER TAXES ON DISTRIBUTIONS).                      19.16                            N/A           N/A             2.32
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                      13.34                            N/A           N/A             2.13
 CLASS B                                                  19.03                            N/A           N/A             2.11
 MSCI EAFE (Europe, Australia, Far
 East) Index - ND ..................                      20.25                          -1.13          5.62
 Morningstar Foreign Large Blend
 Category Average...................                      17.59                          -2.93          6.39
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A and Class B was March
  1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.90%    0.90%
 12b-1 Fees..........................   0.17     0.56
 Other Expenses......................   0.34     0.45
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   1.41%    1.91%

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                            IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------
                           1        3          5         10            1       3         5          10
 CLASS A              $710     $996     $1,302     $2,169          $710    $996    $1,302     $2,169
 CLASS B               594      900      1,236      2,042           194     600     1,032      2,042

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:

.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.



FOREIGN INVESTING . Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the Fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



EMERGING MARKET COUNTRIES . Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.



FOREIGN EXCHANGE CONTRACTS . Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.




SMALL AND MEDIUM CAPITALIZATIONS . Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.

INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                        PAST 1 YEAR                   PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                         25.91                           N/A           N/A            15.83
 CLASS A (BEFORE TAXES)...........                         24.98                           N/A           N/A            14.97
     (AFTER TAXES ON DISTRIBUTIONS)...                     23.58                           N/A           N/A            14.46
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)..................                     17.75                           N/A           N/A            12.90
 CLASS B..........................                         24.15                           N/A           N/A            14.20
 MSCI Emerging Markets Free Index - ID                     22.45                          2.09          0.98
 Morningstar Diversified Emerging
 Markets Category Average ............                     23.75                          4.29          4.71
  Index performance does not reflect deductions for fees, expenses or taxes.
 *
  The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A and Class was March 1,
  2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   1.35%    1.35%
 12b-1 Fees..........................   0.25     0.83
 Other Expenses......................   0.50     0.59
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   2.10%    2.77%

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $776    $1,195    $1,639    $2,866        $776   $1,195   $1,639    $2,866
 CLASS B             680     1,159     1,664     2,864         280      859    1,464     2,864

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;

.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's (i.e.
  less than investment grade (commonly known as "junk bonds")) but not lower than CCC- (S&P) or Caa (Moody's).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

During the fiscal year ended October 31, 2004, the average ratings of the Fund's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

54.65% in securities      18.12% in securities       3.89% in securities rated
rated Aaa                 rated Baa                  B
6.48% in securities       3.99% in securities rated  0.46% in securities rated
rated Aa                  Ba                         Caa
12.41% in securities
rated A



MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


MUNICIPAL SECURITIES . Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from monies derived from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of the Fund. General conditions in the financial markets and the size of a particular offering may also negatively affect the returns of a municipal security.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

PORTFOLIO DURATION. . The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration .




INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



ACTIVE PORTFOLIO TRADING . The Fund may actively trade securities in an attempt to achieve its investment objective. The financial highlights table at the end of this Prospectus shows the Fund's turnover rate during recent fiscal years. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high turnover rate may increase the Fund's trading costs and may have an adverse impact on the Fund's performance.The portfolio turnover rate for the Fund for the twelve month period ended October

31, 2004 was 150.5%.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                         4.75                            N/A           N/A             5.86
 CLASS A (BEFORE TAXES)...........                         4.35                            N/A           N/A             5.45
     (AFTER TAXES ON DISTRIBUTIONS).                       2.94                            N/A           N/A             3.68
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                       2.82                            N/A           N/A             3.57
 CLASS B..........................                         3.66                            N/A           N/A             4.75
 Lehman Brothers Aggregate Bond
 Index .............................                       4.34                           7.71          7.72
 Morningstar Intermediate-Term Bond
 Category Average...................                       3.81                           6.83          6.92
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A and Class B was March
  1, 2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES*

                                CLASS A                 CLASS B
 Management Fees.......          0.54%                   0.54%
 12b-1 Fees............          0.20                    0.78
 Other Expenses........          0.25                    0.33
                                 ----                    ----
   TOTAL FUND OPERATING
               EXPENSES          0.99%                   1.65%
 Fee Reduction and/or
 Expense Reimbursement.          0.05                    0.05
                                 ----                    ----
           NET EXPENSES          0.94%                   1.60%

 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of four years to insure the Net Expenses will not exceed
  0.94% for Class A and 1.60% for Class B. This expense cap will remain in effect through June 30, 2009.

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $566     $760     $  972     $1,609          $566    $760    $972     $1,609
 CLASS B                563      805      1,073      1,674           163     505     873      1,674

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal, to be of equivalent quality.

The Fund relies on the professional judgment of Principal to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.



INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Fund may be an appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                       PAST 1 YEAR                    PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                         3.55                            N/A           N/A             4.94
 CLASS A (BEFORE TAXES)...........                         3.17                            N/A           N/A             4.56
     (AFTER TAXES ON DISTRIBUTIONS).                       1.75                            N/A           N/A             2.76
     (AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF SHARES)............                       2.04                            N/A           N/A             2.80
 CLASS B                                                   2.37                            N/A           N/A             3.75
 Lehman Brothers Government/Mortgage
 Index .............................                       4.08                           7.30          7.48
 Morningstar Intermediate Government
 Category Average...................                       3.39                           6.31          6.47
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was March 1, 2001.
 The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.40%    0.40%
 12b-1 Fees..........................   0.19     0.92
 Other Expenses......................   0.18     0.23
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   0.77%    1.55%

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                             IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                           NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                            1        3          5         10            1       3       5          10
 CLASS A               $550     $709     $  883     $1,384          $550    $709    $883     $1,384
 CLASS B                558      790      1,045      1,537           158     490     845      1,537

INFLATION PROTECTION FUND
The Fund seeks to provide current income and real (after-inflation) total returns.

MAIN STRATEGIES

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a "real rate of return" - a return after adjusting for the impact of inflation. Inflation - a rise in the general price level - erodes the purchasing power of an investor's portfolio. For example, if an investment provides a "nominal" total return of 8% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 5%. The investment's inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed-rate debt securities.

The Fund may invest in:
.. inflation protected debt securities issued by the U.S. Treasury and U.S.
  Government sponsored entities as well as inflation protected debt securities issued by corporations;
.. inflation protected debt securities issued by foreign governments and corporations that are linked to a non-U.S. inflation rate;
.. floating rate notes;
.. adjustable rate mortgages;
.. derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities; and .. commodity-linked derivative instruments, including swap agreements, commodity options, futures, and options on futures.

The Fund invests primarily in investment grade securities, but may invest up to 15% of the Fund's assets in high yield securities ("junk bonds") rated CCC or higher by Moody's or Standard & Poor's or, if unrated, determined by the Sub-Advisor, Principal, to be of comparable quality.


The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


U.S. GOVERNMENT SECURITIES . U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality debt securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other debt securities.


INTEREST RATE CHANGES . The value of the debt securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of the securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of the securities. To the extent that changes in interest rates reflect changes in inflation, this risk may be mitigated.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the Fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.



PORTFOLIO DURATION . The average portfolio duration of the Fund normally varies between three and six-years and is based on the Sub-Advisor's forecast for interest rates. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the market's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.



HIGH YIELD SECURITIES . Debt securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



DERIVATIVE INSTRUMENTS . The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the agreement. Gains or losses involving some futures, options, swaps, and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the Fund.



COMMODITY-LINKED DERIVATIVE INSTRUMENTS . The use of commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Sub-Advisor believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the Sub-Advisor's judgment proves incorrect.



FOREIGN EXPOSURE . Foreign securities can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



SECTOR RISK . The Fund is subject to sector risk; that is, the possibility that a certain sector may under perform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector or a particular issuer, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector or issuer.



DEFLATION . If inflation is negative, the principal and coupon payment may be adjusted lower.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.
The inception date of the Fund is December 13, 2004. Class A shares were added to the Fund on March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                CLASS A
 Management Fees.......          0.40%
 12b-1 Fees............          0.25
 Other Expenses
 (estimated) ..........          8.69
                                 ----
   TOTAL FUND OPERATING
               EXPENSES          9.34%

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  1.10%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------
                        1         3         5        10             1        3        5         10
 CLASS A          $1,345    $2,974    $4,465    $7,661        $1,345   $2,974   $4,465    $7,661

PREFERRED SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investor Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Sub-Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its assets in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. Although the Fund invests in preferred securities, the shares of the Fund are not preferred shares.

The rest of the Fund's assets may be invested in:
.. common stocks;
.. debt securities; and
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have "preference" over common stock in the payment of dividends and the liquidation of a company's assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.


Spectrum seeks to build a diversified portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


TAXABLE PREFERRED SECURITIES . Taxable preferred securities are a comparatively new asset class. Taxable preferred securities are typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Taxable preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Taxable preferred securities have some characteristics of equity due to their subordinated position in an issuer's capital structure and ability to defer payments (along with any payments on preferred and common stock) without causing a default.



SECTOR RISK . It may be difficult to spread the Fund's assets across a wide range of industry groups, which may subject the Fund to industry concentration risk despite adequate company diversification. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended, which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than the shares of a diversified investment company.

INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



STOCK MARKET VOLATILITY . The net asset value of the Fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the Fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



HEDGING STRATEGIES . The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. Spectrum believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if Spectrum's judgment proves incorrect.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.
The inception date of the Fund is December 15, 2003. Class A shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A shares because the Class A shares invest in the same portfolio of securities. The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended
 December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A share class of the Fund.
 The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                           PAST 1 YEAR                PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                            4.36                         N/A           N/A             7.50
 CLASS A (BEFORE TAXES)...........                            3.74                         N/A           N/A             6.86
     (AFTER TAXES ON DISTRIBUTIONS)........                   2.00                         N/A           N/A             5.49
     (AFTER TAXES ON DISTRIBUTIONS AND SALE
     OF SHARES)............................                   2.43                         N/A           N/A             5.07
 Lehman Brothers Aggregate Bond Index .....                   4.34                        7.71          7.72
 Morningstar Intermediate-Term Bond
 Category Average..........................                   3.81                        6.83          6.92
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The SEC effective date for the Institutional Class was May 1, 2002. The SEC effective date for Class A was March 1, 2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                CLASS A
 Management Fees.......          0.75%
 12b-1 Fees............          0.25
 Other Expenses
 (estimated) ..........          4.76
                                 ----
   TOTAL FUND OPERATING
               EXPENSES          5.76%

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  1.35%.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------
                        1         3         5        10             1        3        5         10
 CLASS A          $1,022    $2,102    $3,167    $5,757        $1,022   $2,102   $3,167    $5,757

TAX-EXEMPT BOND FUND
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed-income obligations.

MAIN STRATEGIES

The Fund invests in a diversified portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer's bond counsel, interest on these obligations is exempt from federal income tax. Investment in the Fund is not appropriate for IRA or other tax-advantaged accounts.

Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations. At the time these securities are purchased, they are: municipal bonds which are rated in the four highest grades by Moody's Investors Service, Inc. ("Moody's"); municipal notes rated in the highest grade by Moody's; municipal commercial paper rated in the highest grade by Moody's or Standard & Poor's Rating Service ("S&P"), or if unrated, are of comparable quality in the opinion of the Manager. During normal market conditions, the Fund will not invest more than 20% of its assets in securities that do not meet the criteria stated above; taxable securities; or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund may also invest in taxable securities that mature one year or less from the time of purchase. These taxable investments are generally made for liquidity purposes or as a temporary investment of cash pending investment in municipal obligations. Under unusual market or economic conditions and for temporary defensive purposes, the Fund may invest more than 20% of its assets in taxable securities.


Up to 20% of Fund assets may be invested in fixed-income securities rated lower than BBB by S&P or Baa by Moody's. The Fund will not purchase municipal bonds rated lower than B by Moody's or S&P. It also will not buy municipal notes or commercial paper which are unrated or are not comparable in quality to rated securities.


MAIN RISKS

The Fund may not invest more than 5% of its assets in the securities of any one issuer (except the U.S. government) but may invest without limit in obligations of issuers located in the same state. It may also invest in debt obligations that are repayable out of revenue from economically related projects or facilities. This represents a risk to the Fund since an economic, business or political development or change affecting one security could also affect others.

The Fund may purchase industrial development bonds. These securities are issued by industrial development authorities. They may only be backed by the assets and revenues of the industrial corporation which uses the facility financed by the bond.


Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. The value of debt securities may also be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and short maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

As the inception date of the Fund is March 1, 2005, historical performance data is not available.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE FUND'S LATEST FISCAL YEAR

 FUND OPERATING EXPENSES*

                               CLASS A                CLASS B
 Management Fees.......        0.50    %
 12b-1 Fees............
 Other Expenses........
                               --------                -----
   TOTAL FUND OPERATING
               EXPENSES            0.77%               1.16%
 Fee Reduction and/or
 Expense Reimbursement.
                               --------                -----
           NET EXPENSES            0.76%               1.15%
 *The Manager has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of three years to insure the Net Expenses will not exceed 0.76% for Class A and 1.15% for Class B. This waiver will remain in effect through June 30, 2008.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $549     $706     $879     $1,381          $549    $706    $879     $1,381
 CLASS B                  517      665      834      1,243           117     365     634      1,243

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.

REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.


INVESTOR PROFILE
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.
The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS..............              1.01                  N/A                    N/A                     1.66
 CLASS A..........................              0.78                  N/A                    N/A                     1.43
 CLASS B..........................              0.49                  N/A                    N/A                     1.13
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective for Class A and Class B was March 1,
  2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.40%    0.40%
 12b-1 Fees..........................   0.00     0.22
 Other Expenses......................   0.23     0.30
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   0.63%    0.92%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $ 64     $202     $351     $  786          $64     $202    $351     $  786
 CLASS B                  510      632      754      1,010           94      293     509      1,010

SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES

The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal's judgment regarding the likelihood of the security being called or prepaid.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS

As with any security, the securities in which the Fund invests have associated risks. These include risks of:


INTEREST RATE CHANGES . The value of fixed-income securities held by the Fund may be affected by factors such as changing interest rates. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Some fixed-income investments give the issuer the option to call, or redeem, its securities before their maturity date. If an issuer calls its security during a time of declining interest rates, the Fund may have to reinvest the proceeds in securities with lower rates. In addition, the Fund's appreciation may be limited by issuer call options having more value during times of declining interest rates.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the Fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



PORTFOLIO DURATION. . The average portfolio duration of the Fund normally is less than three years and is based on Principal's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the market's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



MORTGAGE-BACKED SECURITIES . Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The inception date of the Fund is December 6, 2000. Class A shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A shares because the Class A shares invest in the same portfolio of securities. The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended
 December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A share class of the Fund.
 The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                        PAST 1 YEAR                   PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                          1.22                           N/A           N/A             4.28
 CLASS A (BEFORE TAXES)...........                          0.87                           N/A           N/A             3.91
     (AFTER TAXES ON DISTRIBUTIONS)...                     -0.24                           N/A           N/A             2.21
     (AFTER TAXES ON DISTRIBUTIONS AND
     SALE OF SHARES)..................                      0.56                           N/A           N/A             2.31
 Lehman Brothers Mutual Fund 1-5
 Gov't/Credit Index...................                      1.85                          6.21          6.51
 Morningstar Short-Term Bond Category
 Average .............................                      1.60                          4.91          5.52
  Index performance does not reflect deductions for fees, expenses or taxes.
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective date for Class A shares was March 1,
  2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                        CLASS A
 Management Fees......................   0.40%
 12b-1 Fees...........................   0.15
 Other Expenses (estimated) ..........   0.20
                                         ----
         TOTAL FUND OPERATING EXPENSES   0.75%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $225     $386     $561     $1,066          $225    $386    $561     $1,066

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;

.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.



MAIN RISKS

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

As with any security, the securities in which the Fund invests have associated risks. These include risks of:



CREDIT RISK . Credit risk pertains to the issuer's ability to make scheduled principal or interest payments. This may reduce the Fund's stream of income and decrease the Fund's yield.


INTEREST RATE RISK . The value of the Fund's shares is directly impacted by trends in interest rates. If interest rates rise, the value of debt securities generally will fall.

REPURCHASE AGREEMENTS . The Fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the Sub-Advisor to be creditworthy. Default or insolvency of the other party is a potential risk to the Fund.



U.S. GOVERNMENT SPONSORED SECURITIES . The Fund may invest in securities issued by government-sponsored enterprises. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



EURODOLLAR AND YANKEE OBLIGATIONS . Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.
The inception date of the Fund is December 6, 2000. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                             PAST 1 YEAR          PAST 5 YEARS          PAST 10 YEARS            LIFE OF FUND*
 INSTITUTIONAL CLASS..............              1.01                  N/A                    N/A                     1.66
 CLASS A..........................              0.78                  N/A                    N/A                     1.43
 CLASS B..........................              0.49                  N/A                    N/A                     1.13
 *The SEC effective date for the Institutional Class was March 1, 2001. The SEC effective for Class A and Class B was March 1,
  2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                       CLASS A  CLASS B
 Management Fees.....................   0.40%    0.40%
 12b-1 Fees..........................   0.00     0.22
 Other Expenses......................   0.23     0.30
                                        ----     ----
        TOTAL FUND OPERATING EXPENSES   0.63%    0.92%


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                              IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 ----------------------------------------------------------------------------------------------------
                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------
                              1        3        5         10            1       3       5          10
 CLASS A                 $ 64     $202     $351     $  786          $64     $202    $351     $  786
 CLASS B                  510      632      754      1,010           94      293     509      1,010

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2010, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in underlying funds that invest in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will, if necessary: 1) seek an order from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; or 3) pursue a blend of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by the underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).

U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.



FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the underlying fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the underlying fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the underlying fund (e.g., a reduction in the underlying fund's net asset value) may leave the underlying fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE

The Fund may be an appropriate investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            29.4%    Partners LargeCap Growth      4.4%
      Securities                          II
      Disciplined LargeCap       10.9     Partners LargeCap Value       3.2
      Blend
      International Growth        6.9     Preferred Securities          7.2
      LargeCap Growth             4.4     Real Estate Securities       14.1
      LargeCap Value              5.8     SmallCap S&P 600 Index        4.7
      Money Market                9.0



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.64%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The inception date of the Fund is March 1, 2001. Class A shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A shares because the Class A shares invest in the same portfolio of securities. The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended
 December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                  PAST 1 YEAR            PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..               11.76                  N/A              N/A            6.67
 CLASS A (BEFORE TAXES)              10.45                  N/A              N/A            5.42
     (AFTER TAXES ON
     DISTRIBUTIONS)....               9.61                  N/A              N/A            4.74
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               7.07                  N/A              N/A            4.26
 S&P 500 Index ........              10.87                   -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .               4.34                    7.71          7.72
 Morningstar
 Conservative
 Allocation Category
 Average ..............               5.71                    3.80          7.87
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 *The Fund's SEC effective date was March 1, 2001. The SEC effective date for Class A was March 1,
  2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                CLASS A
 Management Fees.......         0.1225%
 12b-1 Fees............         0.2500
 Other Expenses
 (estimated) ..........         1.7500
                                ------
   TOTAL FUND OPERATING
               EXPENSES         2.1225%
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  1.30%.
  The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.35%. The Fund's investment return is net of the underlying funds' operating expenses.

 *

 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                 IF YOU SELL YOUR SHARES              IF YOU DO
                                                      NOT SELL
 -----------------------------------------------------  YOUR
                   NUMBER OF YEARS YOU OWN YOUR SHARES SHARES
                                                      ---------
                1         3         5        10         1      3       5       10
 CLASS A    $778    $1,201    $1,649    $2,886        $778 $1,201  $1,649   $2,886

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2020, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in underlying funds that invest in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will, if necessary: 1) seek an order from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; or 3) pursue a blend of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the underlying fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the underlying fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the underlying fund (e.g., a reduction in the underlying fund's net asset value) may leave the underlying fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by the underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            25.0%    Partners LargeCap Value       8.4%
      Securities
      Disciplined LargeCap       16.8     Partners SmallCap Growth      1.5
      Blend                               II
      International Growth       10.0     Preferred Securities          6.7
      LargeCap Growth             6.3     Real Estate Securities       10.2
      LargeCap Value              4.6     SmallCap S&P 600 Index        2.6
      Partners LargeCap           6.3     SmallCap Value                1.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.70%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.
The inception date of the Fund is March 1, 2001. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             12.32                     N/A              N/A            6.62
 CLASS A (BEFORE TAXES)...........                             10.90                     N/A              N/A            5.27
     (AFTER TAXES ON DISTRIBUTIONS)...........                 10.14                     N/A              N/A            4.64
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)..................................                  7.37                     N/A              N/A            4.16
 CLASS B..........................                             10.08                     N/A              N/A            4.48
 S&P 500 Index ...............................                 10.87                      -2.30         12.07
 Lehman Brothers Aggregate Bond Index ........                  4.34                       7.71          7.72
 Morningstar Moderate Allocation Category
 Average .....................................                  8.62                       2.17          9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001. The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                CLASS A                CLASS B
 Management Fees.......         0.1225%                0.1225%
 12b-1 Fees............         0.2500                 1.0000
 Other Expenses
 (estimated) ..........         1.2500                 4.5900
                                ------                 ------
   TOTAL FUND OPERATING
               EXPENSES         1.6225%                5.7125%
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.40% for Class A Shares
   2.15% for Class B Shares
  The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.35%. The Fund's investment return is net of the underlying funds' operating expenses.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $730    $1,057    $1,406    $2,386        $730   $1,057   $1,406    $2,386
 CLASS B             966     1,988     2,998     4,385         569    1,695    2,805     4,385

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2030, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in underlying funds that invest in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will, if necessary: 1) seek an order from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; or 3) pursue a blend of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the underlying fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the underlying fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the underlying fund (e.g., a reduction in the underlying fund's net asset value) may leave the underlying fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.



INTEREST RATE CHANGES . The value of fixed-income securities held by the underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             18.9%    Partners LargeCap Value      9.6%
      Securities
      Disciplined LargeCap        19.7     Partners SmallCap Growth     2.0
      Blend                                II
      International Growth        11.6     Preferred Securities         4.8
      LargeCap Growth              7.2     Real Estate Securities       8.4
      LargeCap Value               5.3     SmallCap S&P 600 Index       3.1
      Partners LargeCap Growth     7.3     SmallCap Value               2.1
      II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The inception date of the Fund is March 1, 2001. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             12.83                     N/A              N/A            5.95
 CLASS A (BEFORE TAXES)...........                             11.41                     N/A              N/A            4.61
     (AFTER TAXES ON DISTRIBUTIONS)...........                 10.74                     N/A              N/A            4.04
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)..................................                  7.72                     N/A              N/A            3.64
 CLASS B..........................                             10.58                     N/A              N/A            3.82
 S&P 500 Index ...............................                 10.87                      -2.30         12.07
 Lehman Brothers Aggregate Bond Index ........                  4.34                       7.71          7.72
 Morningstar Moderate Allocation Category
 Average .....................................                  8.62                       2.17          9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001. The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                CLASS A                CLASS B
 Management Fees.......         0.1225%                0.1225%
 12b-1 Fees............         0.2500                 1.0000
 Other Expenses........         1.5000                 5.7300
                                ------                 ------
   TOTAL FUND OPERATING
               EXPENSES         1.8725%                6.8525%
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.40% for Class A Shares
   2.15% for Class B Shares
  The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.35%. The Fund's investment return is net of the underlying funds' operating expenses.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES                IF YOU DO NOT SELL YOUR SHARES

 ------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------
                         1         3         5        10           1        3        5         10
 CLASS A           $  754    $1,129    $1,528    $2,639        $754   $1,129   $1,528    $2,639
 CLASS B            1,071     2,282     3,452     5,011         679    1,999    3,270     5,011

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets.Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2040, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in underlying funds that invest in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will, if necessary: 1) seek an order from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; or 3) pursue a blend of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the underlying fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the underlying fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the underlying fund (e.g., a reduction in the underlying fund's net asset value) may leave the underlying fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS

.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds

      Bond & Mortgage            12.3%    Partners LargeCap Value      11.3%
      Securities
      Disciplined LargeCap       22.7     Partners SmallCap Growth      2.6
      Blend                               II
      International Growth       13.1     Preferred Securities          3.4
      LargeCap Growth             8.5     Real Estate Securities        5.3
      LargeCap Value              6.1     SmallCap S&P 600 Index        3.6
      Partners LargeCap           8.5     SmallCap Value                2.6
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.71%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The inception date of the Fund is March 1, 2001. Class A and Class B shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A and Class B shares because the Class A and Class B shares invest in the same portfolio of securities.
 The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class
 A and Class B share classes of the Fund. The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PAST 1 YEAR               PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..............                             13.00                     N/A              N/A            5.97
 CLASS A (BEFORE TAXES)...........                             11.57                     N/A              N/A            4.63
     (AFTER TAXES ON DISTRIBUTIONS)...........                 11.01                     N/A              N/A            4.14
     (AFTER TAXES ON DISTRIBUTIONS AND SALE OF
     SHARES)..................................                  7.84                     N/A              N/A            3.71
 CLASS B..........................                             10.74                     N/A              N/A            3.85
 S&P 500 Index ...............................                 10.87                      -2.30         12.07
 Lehman Brothers Aggregate Bond Index ........                  4.34                       7.71          7.72
 Morningstar Moderate Allocation Category
 Average .....................................                  8.62                       2.17          9.24
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001. The SEC effective date for Class A and Class B was March 1, 2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES*

                                CLASS A                CLASS B
 Management Fees.......         0.1225%                 0.1225%
 12b-1 Fees............         0.2500                  1.0000
 Other Expenses
 (estimated) ..........         3.7100                 15.7700
                                ------                 -------
   TOTAL FUND OPERATING
               EXPENSES         4.0825%                16.8925%
 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:
   1.40% for Class A Shares
   2.15% for Class B Shares
  The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.35%. The Fund's investment return is net of the underlying funds' operating expenses.

 EXAMPLES

 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                       IF YOU SELL YOUR SHARES               IF YOU
                                                                                                                             DO NOT
 ---------------------------------------------------------------------------------------------------------------------------- SELL
                                                                                        NUMBER OF YEARS YOU OWN YOUR SHARES   YOUR
                                                                                                                             SHARES
                                                                                       1         3         5        10       -----10
 CLASS A-------------------------------------------------------------------------$  961----$1,745----$2,542----$4,602--------$  96$1
 CLASS B                                                                          1,941     4,427     6,372     8,364         1,58 4

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Principal, may add or substitute underlying funds in which the Fund invests.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years; shifts in the underlying fund allocations may also occur when market forces change allocations in ways the Sub-Advisor, Principal, considers likely to help the Fund achieve its investment objective.


In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


Principal intends to gradually shift the Fund's allocation among the underlying funds so that within five to ten years after the year 2050, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund, a Fund that invests primarily in underlying funds that invest in fixed-income securities. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the Funds is in the best interests of the Funds' shareholders. If the Board determines that the proposed combination is appropriate, it will, if necessary: 1) seek an order from the Securities and Exchange Commission; 2) submit the issue to a vote of the shareholders; or 3) pursue a blend of both 1 and 2.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



STOCK MARKET VOLATILITY . The net asset value of an underlying fund's shares is affected by changes in the value of the securities it owns. The prices of equity securities held by the underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.



SMALL AND MEDIUM CAPITALIZATIONS . The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Such companies may have been created in response to cultural, economic, regulatory or technological developments. Such developments can have significant impact or negative effect on smaller capitalization companies securities which may be more volatile in price than larger company securities, especially over the short-term.



SECTOR RISK . The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

FOREIGN INVESTING . The underlying funds may invest in foreign securities. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the underlying fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.



HEDGING STRATEGIES . Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks. The contracts may increase the underlying fund's volatility and, thus, could involve a significant risk. If the Sub-Advisor's predictions are inaccurate, the adverse consequences to the underlying fund (e.g., a reduction in the underlying fund's net asset value) may leave the underlying fund in a worse position than if these strategies were not used.



INITIAL PUBLIC OFFERINGS ("IPOS") . The underlying fund's purchase of shares issued in IPOs exposes it to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. In addition, the Sub-Advisor cannot guarantee continued access to IPO offerings, and may at times dispose of those shares shortly after their acquisition.


FIXED-INCOME RISKS

.. Interest rate changes. The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.
.. Credit risk. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.
.. High yield securities. Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS)
.. U.S. Government Sponsored Securities. An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage             6.6%    Partners LargeCap Value      12.5%
      Securities
      Disciplined LargeCap       25.2     Partners SmallCap Growth      3.1
      Blend                               II
      International Growth       15.3     Preferred Securities          1.9
      LargeCap Growth             9.5     Real Estate Securities        2.4
      LargeCap Value              6.8     SmallCap S&P 600 Index        4.2
      Partners LargeCap           9.4     SmallCap Value                3.1
      Growth II



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.72%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

The inception date of the Fund is March 1, 2001. Class A shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A shares because the Class A shares invest in the same portfolio of securities. The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended
 December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A share class of the Fund.
 The adjustments result in lower performance than the historical performance of the Institutional Class shares.


 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                  PAST 1 YEAR            PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..               13.29                  N/A              N/A            4.70
 CLASS A (BEFORE TAXES)              11.74                  N/A              N/A            3.27
     (AFTER TAXES ON
     DISTRIBUTIONS)....              11.25                  N/A              N/A            2.81
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               7.96                  N/A              N/A            2.54
 S&P 500 Index ........              10.87                   -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .               4.34                    7.71          7.72
 Morningstar Large
 Blend Category Average               9.96                   -1.77         10.42
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 *The Fund's SEC effective date was March 1, 2001. The SEC effective date for Class A was March 1,
  2005.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                CLASS A
 Management Fees.......         0.1225%
 12b-1 Fees............         0.2500
 Other Expenses
 (estimated) ..........        19.6300
                               -------
   TOTAL FUND OPERATING
               EXPENSES        20.0025%

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  1.50%.
  The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.35%. The Fund's investment return is net of the underlying funds' operating expenses.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                        IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES

 -------------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -------------------------------------------------------------------------------------------------
                        1         3         5        10             1        3        5         10
 CLASS A          $2,319    $5,060    $7,041    $9,911        $2,319   $5,060   $7,041    $9,911

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES

To pursue its goal, the Fund invests in shares of other Funds of the Principal Investors Fund (the "underlying funds"). Most of the Fund's assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income-producing markets through their investments in fixed-income securities, "hybrid" securities - such as real estate and preferred securities, which may produce current income as well as capital gains - and dividend-generating domestic and foreign stocks. The Fund may also invest in underlying funds which invest primarily in growth equity securities.

In deciding how to allocate the Fund's assets among the underlying funds at any time, Principal considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund. Because the Fund invests primarily in underlying funds that are intended to generate current income (see table below), the Fund is subject to the risk of interest rate changes and credit risks associated with fixed-income securities. At any time, Principal may add or substitute underlying funds in which the Fund invests.


MAIN RISKS

The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

As with any security, the securities in which the underlying funds invest have associated risks. These include risks of:



INTEREST RATE CHANGES . The value of fixed-income securities held by an underlying fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.



CREDIT RISK . Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an underlying fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.



HIGH YIELD SECURITIES . Fixed-income securities in which an underlying fund may invest that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. (please see High Yield Securities in the section of the Prospectus entitled CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS).



U.S. GOVERNMENT SPONSORED SECURITIES . An underlying fund may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the United States government, their securities are neither issued nor guaranteed by the United States Treasury.

EQUITY SECURITY RISKS

.. Stock market volatility. The net asset value of the underlying fund shares is affected by changes in the value of the securities it owns. The prices of equity securities held by an underlying fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. In the short term, stock prices can fluctuate dramatically in response to these factors.

.. Sector Risk. The Sub-Advisor may group companies with similar characteristics into broad categories called sectors. Therefore, the Fund is also subject to sector risk; that is, the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.
.. Foreign investing.The underlying funds may invest in foreign securities.
  Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries may negatively impact the portfolios of underlying funds. An underlying fund may make investments in instruments denominated in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate.
.. Small and Medium Capitalizations. The underlying funds may invest in small and medium capitalization companies. Companies with small capitalizations are often companies with a limited operation history. Smaller capitalization companies securities may be more volatile in price than larger company securities, especially over the short-term.
.. Hedging strategies. Use of forward foreign currency exchange contracts, currency or index futures or other derivatives involves risks.
.. Initial Public Offerings ("IPOs"). Purchase of shares issued in IPOs exposes an underlying fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate.

INVESTOR PROFILE
The Fund may be an appropriate investment for investors in retirement.

UNDERLYING FUND ALLOCATION
As of December 31, 2004, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage            34.3%    Partners LargeCap Growth      2.2%
      Securities                          II
      Disciplined LargeCap        5.5     Partners LargeCap Value       2.9
      Blend
      International Growth        3.7     Preferred Securities          7.3
      LargeCap Growth             2.3     Real Estate Securities       18.2
      LargeCap Value              1.6     SmallCap S&P 600 Index        2.1
      Money Market               19.9



Based on this allocation, the weighted average of the total account operating expenses of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.


The inception date of the Fund is March 1, 2001. Class A shares were added to the Fund on March 1, 2005.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 The year-by-year total returns shown in the bar chart are for the Institutional Class shares which are not offered in this prospectus but which would have similar returns to the Class A shares because the Class A shares invest in the same portfolio of securities. The annual returns of each class will differ only to the extent the Classes do not have the same expenses. The performance table below shows, for the indicated periods ended
 December 31, 2004, the annual total return of the Institutional Class shares as well as the annual total return of the Institutional Class shares adjusted to reflect the expenses of the new Class A share class of the Fund.
 The adjustments result in lower performance than the historical performance of the Institutional Class shares.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

                                  PAST 1 YEAR            PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 INSTITUTIONAL CLASS..               11.06                  N/A              N/A            6.67
 CLASS A (BEFORE TAXES)               9.76                  N/A              N/A            5.43
     (AFTER TAXES ON
     DISTRIBUTIONS)....               8.81                  N/A              N/A            4.69
     (AFTER TAXES ON
     DISTRIBUTIONS AND
     SALE OF SHARES)...               6.57                  N/A              N/A            4.23
 S&P 500 Index ........              10.87                   -2.30         12.07
 Lehman Brothers
 Aggregate Bond Index .               4.34                    7.71          7.72
 Morningstar
 Conservative
 Allocation Category
 Average ..............               5.71                    3.80          7.87
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 *The Fund's SEC effective date was March 1, 2001. The SEC effective date for Class A was March 1,
  2005.


FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS (ESTIMATED)

 FUND OPERATING EXPENSES

                                CLASS A
 Management Fees.......         0.1225%
 12b-1 Fees............         0.2500
 Other Expenses
 (estimated) ..........         3.1100
                                ------
   TOTAL FUND OPERATING
               EXPENSES         3.4825%

 *The Manager has voluntarily agreed to limit the Fund's expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2006. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to Class A shares on an annualized basis) not to exceed
  1.30%.
  The Fund as a shareholder in the underlying funds, indirectly bears its pro rata share of the operating expenses incurred by each underlying fund. As of October 31, 2004, the operating expenses of the underlying funds ranged from 0.15% to 1.35%. The Fund's investment return is net of the underlying funds' operating expenses.

 *

 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                         IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES

 -----------------------------------------------------------------------------------------------
                                       NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------
                        1         3         5        10           1        3        5         10
 CLASS A            $905    $1,582    $2,278    $4,115        $905   $1,582   $2,278    $4,115

THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

                              SHAREHOLDER FEES
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS A       CLASS B
                                                    -------------  ------------
MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (AS A %
OF OFFERING PRICE)                                      /
 All Growth Oriented Funds except LargeCap S&P 500
 Index Fund                                          5.75%/(1)/      None
 All Income Oriented Funds except High Quality
 Short-Term Bond Fund                                4.75%/(1)/      None
 LargeCap S&P 500 Index and High Quality
 Short-Term Bond Funds                               1.50%/(1)/       N/A
 Money Market Fund                                  None             None
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC)
(AS A % OF DOLLARS SUBJECT TO CHARGE)
 All Funds except LargeCap S&P 500 Index and High
 Quality Short-Term Bond Funds                       0.75%/(2)/      4.00%/(3)/
 LargeCap S&P 500 Index and High Quality
 Short-Term Funds                                    0.25%/(2)/       N/A
REDEMPTION OR EXCHANGE FEE (AS A % OF AMOUNT
REDEEMED/EXCHANGED)                                     /               /
 All Funds except Money Market Fund                  1.00%/(4)(5)/   1.00%/(5)/
 Money Market Fund                                  None             None


/ //(//1)/ Sales charges are reduced or eliminated for purchases of $50,000 or more. See "Front-end sales charge - Class A shares."
/ //(//2)/ A contingent deferred sales charge applies on certain redemptions made within 18 months following purchases of $1 million or more made without a sales charge.
/ //(//3)/ Contingent deferred sales charges are reduced after 12 months and eliminated after 6 years.
/ //(//4)/ Redemption fees are charged on redemptions of $30,000 or more of shares redeemed within 30 days after they are purchased.
/ //(//5)/ Exchange fees are charged on redemptions of $30,000 or more of shares exchanged from one Fund to another Fund within 30 days after they are purchased.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Registered Representative can help you with this process.


ONE-TIME FEES
.. You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B shares).
  . Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of $1 million or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
  . Class B shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
.. A redemption fee* of 1.00% is charged on redemptions of Class A shares of $30,000 or more if the shares were purchased within 30 days of the redemption. The fee does not apply to redemptions made: through a periodic withdrawal plan; due to a shareholder's death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed at the time of redemption.
.. An exchange fee* of 1.00% is charged on exchanges among the Funds if $30,000 or more and if the shares were purchased within 30 days of the exchange. The fee is calculated as a percentage of market value of the shares exchanged at the time of the exchange.

  * Neither the redemption nor the exchange fee applies to shares redeemed/exchanged from Money Market Fund.


FRONT-END SALES CHARGE: CLASS A SHARES

There is no sales charge on purchases of Class A shares of Money Market Fund. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicated below.

                    ALL INCOME-ORIENTED FUNDS EXCEPT HIGH QUALITY SHORT-TERM BOND FUND
                    ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 4.75%      4.99%                                   4.00%
 $50,000 but less than $100,000                    4.25%      4.44%                                   3.75%
 100,000 but less than $250,000                    3.75%      3.90%                                   3.25%
 $250,000 but less than $500,000                   2.50%      2.56%                                   2.00%
 $500,000 but less than $1,000,000                 1.50%      1.52%                                   1.25%
 $1,000,000 or more                                0.00%      0.00%                                   0.75%

                       ALL GROWTH-ORIENTED FUNDS EXCEPT LARGECAP S&P 500 INDEX FUND
                       ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 5.75%      6.10%                                   5.00%
 $50,000 but less than $100,000                    4.75%      4.99%                                   4.00%
 100,000 but less than $250,000                    3.75%      3.90%                                   3.00%
 $250,000 but less than $500,000                   2.75%      2.83%                                   2.25%
 $500,000 but less than $1,000,000                 2.00%      2.04%                                   1.50%
 $1,000,000 or more                                0.00%      0.00%                                   0.75%

                      HIGH QUALITY SHORT-TERM BOND AND LARGECAP S&P 500 INDEX FUNDS
                      ----------------------------------------------
                                               SALES CHARGE AS % OF:
                                               -------------
                                               OFFERING      AMOUNT          DEALER ALLOWANCE AS % OF
             AMOUNT OF PURCHASE                  PRICE      INVESTED              OFFERING PRICE
             ------------------                --------     --------         ------------------------
 Less than $50,000                                 1.50%      1.52%                                   1.25%
 $50,000 but less than $100,000                    1.25%      1.27%                                   1.00%
 100,000 but less than $250,000                    1.00%      1.10%                                   0.75%
 $250,000 but less than $500,000                   0.75%      0.76%                                   0.50%
 $500,000 but less than $1,000,000                 0.50%      0.50%                                   0.25%
 $1,000,000 or more                                0.00%      0.00%                                   0.25%



The front-end sales charge is waived on an investment of $1 million or more in Class A shares. There may be a CDSC on shares sold within 18 months of the purchase date. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is calculated as 0.75% of the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold. The CDSC is waived on shares sold to fund a Principal Investors Fund 401(a) or Principal Investors Fund 401(k) retirement plan, except redemptions which are the result of termination of the plan or transfer of all plan assets. The CDSC is also waived on shares sold:
.. to satisfy IRS minimum distribution rules; and .. using a periodic withdrawal plan. (You may sell up to 10% of the value of the shares (as of December 31 of the prior year) subject to a CDSC without paying the CDSC.)

In the case of selling some, but not all, of the shares in an account, the shares not subject to a sales charge are redeemed first. Other shares are redeemed in the order purchased (first in, first out). Shares subject to the CDSC which are exchanged into another Principal Investors Fund continue to be subject to the CDSC until the CDSC expires.


Broker-dealers that sell Principal Investors Funds are paid a certain percentage of the sales charge in exchange for their services. At the option of Princor Financial Services Corporation ("Princor"), the amount paid to a dealer may be more or less than that shown in the chart above. The amount paid depends on the services provided. Amounts paid to dealers on purchases without a front-end sales charge are determined by and paid for by Princor. Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the Statement of Additional Information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

Princor may, from time-to-time, at its expense or through use of amounts it receives from the Fund through a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940, if applicable, pay a bonus or other consideration or incentive to dealers who have sold or may sell significant amounts of shares. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Funds' shares or the amount that any particular Fund receives as the proceeds from such sales. In addition, Princor or its affiliates may provide financial support to dealers that sell shares of the Funds. This support is based primarily on the amount of sales of fund shares and/or total assets in the Funds. The amount of support may be affected by total sales; net sales; levels of redemptions; the dealers support of, and participation in, Princor's marketing programs and the extent of a dealer's marketing programs relating to the Funds. Financial support to dealers may be made from payments from Princor's resources, from its retention of underwriting concessions and, in the case of share classes that have 12b-1 fees, from payments to Princor under such plans.


SALES CHARGE WAIVER OR REDUCTION (CLASS A SHARES)
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or the Fund know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.


Waiver of sales charge (Class A shares)
---------------------------------------
A Fund's Class A shares may be purchased without a sales charge:
.. by its Directors, member companies of the Principal Financial Group, and their employees, officers, directors (active or retired), brokers or agents. This also includes their immediate family members (spouse, children (regardless of age) and parents) and trusts for the benefit of these individuals;
.. by the Premier Credit Union;
.. by non-ERISA clients of Principal Global Investors LLC;
.. by any employee or Registered Representative (and their employees) of an authorized broker-dealer;
.. through a "wrap account" offered by Princor or through broker-dealers, investment advisors and other financial institutions that have entered into an agreement with Princor which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment advisor or financial institution;
.. by unit investment trusts sponsored by any member company of the Principal
  Financial Group;
.. to fund non-qualified plans administered by a member company of the Principal
  Financial Group pursuant to a written service agreement;
.. to the extent that the purchase proceeds represent a distribution from a terminating 401(a) plan, if 1) such purchase is made through a representative of Princor, the terminating plan is not administered by a member company of the Principal Financial Group, and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants, or 2) such purchase is made through registered representative of a broker-dealer other than Princor, the purchase proceeds represent a distribution from any terminating 401(a) plan and the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees and/or plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above;

.. by shareholders who invest proceeds of a redemption of shares of a Principal
  Mutual Fund (after July 1, 2005); and
.. by any investor who buys Class A Shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 18 months after purchase of $1 million or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities.

Reduction of sales charge (Class A shares)
------------------------------------------

1) Dollar amount of purchase. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner under the age of 25 and/or a trust primarily for the benefit of such persons (together "a Qualified Purchaser") will be combined along with Class A, B and J shares of Principal Investors Fund owned by such persons, to determine the applicable sales charge. Reduced charges apply to the total of Principal Investors Funds' (excluding Money Market Fund) shares purchased (and still owned) by any "Qualified Purchaser." If the total amount being invested in the Principal Investors Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2) Statement of intention (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. The sales charge is based on the total amount to be invested in a 13 month period (24 months if the intended investment is $1 million or more). Upon your request, we will set up a 90-day look-back period to include earlier purchases - the 13 (24) month period then begins on the date of your first purchase during the 90-day period. If the intended investment is not made (or shares are sold during the 13 month (24 month) period), sufficient shares will be sold to pay the additional sales charge due. A 401(a) plan trustee must submit the SOI at the time of the first plan purchase. The 90-day look-back period is not available to a 401(a) plan trustee.

3) Rights of accumulation. The Class A, Class B and Class J share accounts already owned by a Qualified Purchaser are added to the amount of the new purchase to determine the applicable sales charge percentage. The balance of the existing accounts as of the date of the subsequent purchase(s) is used in this calculation. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange for other Principal Investors Fund shares.

4) The sales charge table below applies to the following types of purchases of Class A shares:
  . investment of death benefit proceeds from a life insurance policy or certain annuity contracts issued by Principal Life (or its subsidiaries or affiliates) within one year of the insured's death;
  . by employer sponsored retirement plans (SIMPLE IRA, SEPs, SAR-SEPs, non-qualified deferred compensation plans and Payroll Deduction Plan accounts which started prior to March 1, 2002) if the employer is a member of the Pennsylvania Chamber of Commerce; and
  . by qualified plans administered by GWFS Equities, Inc.



                                              SALES CHARGE AS A % OF:          DEALER ALLOWANCE AS % OF:
                                              -----------------------          -------------------------
     AMOUNT OF PURCHASE                 OFFERING PRICE   NET AMOUNT INVESTED        OFFERING PRICE
     ------------------                 ------------------------------------  -----------------
     Less than $500,000                      2.50%              2.56%                    2.10%
     $500,000 but less than $1,000,000       1.50%              1.52%                    1.25%

     $1,000,000 or more                 no sales charge




5) Employer Sponsored Plans. All purchases made through a retirement plan meeting the requirements of Section 401 of the Internal Revenue Code, or a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation or payroll deduction plan ("Employer Sponsored Plans"), are combined along with plan assets to determine the applicable sales charge. The maximum sales charge for investments through Employer Sponsored Plans and 403(b) plans for which fund accounts were established prior to March 1, 2002, is 3.75%; the regular sales charge table applies to investments of $250,000 or more and to all investments in the High Quality Short-Term Bond Fund and the LargeCap S&P 500 Index Fund made in connection with such plans.

 Class B shares are not available to Employer Sponsored Plans established on or after July 1, 2005, nor to persons who become plan participants on or after that date. All contributions to an Employer Sponsored Plan established one or after July 1, 2005, will be used to purchase Class A shares. In addition, contributions to an Employer Sponsored Plan by a Class B share participant made after plan assets reach $100,000 will be used to purchase Class A shares.


 Generally, investments made through an Employer Sponsored Plan are not combined with a shareholder's investments made outside of the plan for purposes of determining the sales charge that applies to the plan or non-plan investments. However, plan and non-plan investments may be combined to determine the applicable sales charge to both plan and non-plan investments under certain circumstances, as follows:

 EMPLOYER SPONSORED PLANS FOR WHICH FUND ACCOUNTS ARE ESTABLISHED ON OR AFTER

 JULY 1, 2005. . If all of the participants in an Employer Sponsored Plan are "Qualified Purchasers" as defined above, the accounts of the Employer Sponsored Plan will be combined with all of the other accounts of the Qualified Purchasers to determine the applicable sales charge for both plan and non-plan investments. However, the shareholder must provide written notification to the fund (either on the fund account application or by other written communication) that all participants of the Employer Sponsored Plan are Qualified Purchasers before plan and non-plan investments will be combined to determine the applicable sales charge; neither the fund, Princor nor the fund's transfer agent will be responsible for making this determination.


 EMPLOYER SPONSORED PLANS FOR WHICH FUND ACCOUNTS WERE ESTABLISHED PRIOR TO JULY

1, 2005. . Upon receipt of a written shareholder request, the accounts of an Employer Sponsored Plan will be combined with all of the other accounts of the Qualified Purchasers to determine the applicable sales charge for both plan and non-plan investments, if all of the participants in an Employer Sponsored Plan are "Qualified Purchasers" as defined above. However, the shareholder must notify the fund that all participants of the Employer Sponsored Plan are Qualified Purchasers before plan and non-plan investments will be combined to determine the applicable sales charge; neither the fund, Princor nor the fund's transfer agent will be responsible for making this determination. The sales charge applicable to the combined investments will be applied only to purchases made after the fund's receipt of the shareholder's notification.


CONTINGENT DEFERRED SALES CHARGE: CLASS B SHARES
.. The CDSC does not apply to shares purchased with reinvested dividends or other distributions.
.. The amount of the CDSC is a percentage based on the number of years you own the shares multiplied by the lesser of the market value at the time of the redemption or the initial purchase price of the shares sold.
.. In the case of selling some but not all of the shares in an account, the shares not subject to a sales charge are redeemed first. Other Class B shares are redeemed in the order purchased (first in, first out). Using a periodic withdrawal plan, you may sell up to 10% of the value of the shares (as of the last business day of December of the prior year) subject to a CDSC without paying the CDSC.

.. Shares subject to the CDSC that are exchanged into another Principal Investors
  Fund continue to be subject to the CDSC until the CDSC expires.
.. Princor receives the proceeds of any CDSC.

Class B shares
--------------
A CDSC may be imposed on Class B shares sold within six years of purchase (five years for certain sponsored plans). Class B shares automatically convert into Class A shares (based on share prices, not numbers of shares) seven years (five years for certain sponsored plans) after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time of investment, but (until conversion) have higher ongoing fees and lower dividends than Class A shares.

The Class B share CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by the appropriate percentage from the table below:

  YEARS SINCE PURCHASE PAYMENTS MADE   CDSC AS A % OF DOLLAR AMOUNT
  ----------------------------------  ------------------------------
   2 years or less                                4.00%
   more than 2 years, up to 4 years               3.00
   more than 4 years, up to 5 years               2.00
   more than 5 years, up to 6 years               1.00
   more than 6 years                               None



The CDSC is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when sold. The Fund from which the shares are sold is used to determine the percentage of CDSC, if any.

Waiver of the sales charge (Class B shares)
-------------------------------------------
The CDSC is waived on Class B shares which are sold:
.. due to a shareholder's death;
.. due to the shareholder's disability, as defined in the Internal Revenue Code; .. from retirement plans to satisfy minimum distribution rules under the Code; .. to pay surrender charges;
.. to pay retirement plan fees;
.. involuntarily from small balance accounts;
.. through a systematic withdrawal plan (certain limits apply);

.. from a retirement plan to assure the plan complies with Section 408(k) of the Code.

NOTE: To have your Class B CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

ONGOING FEES
Each Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES

Each of the Funds (except Money Market Fund for Class A shares) has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund pays a fee to Princor based on the average daily net asset value of the Fund. These ongoing fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

..Class A shares (except High Quality Short-Term Bond, LargeCap S&P
  500 Index and Money Market)                                            0.25%
..Class A shares of High Quality Short-Term Bond and LargeCap S&P 500
  Index                                                                  0.15%
..  Class B shares                                                        1.00%

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES

MARKET VOLATILITY . Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.



INTEREST RATE CHANGES . Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.



CREDIT RISK . Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

CURRENCY CONTRACTS

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes and not as a principal investment strategy. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.


FORWARD COMMITMENTS

Although not a principal investment strategy, each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS

Each of the Funds may invest up to 5% of its assets in warrants though none of the Funds use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

HIGH YIELD SECURITIES

The Bond & Mortgage Securities Fund may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

INITIAL PUBLIC OFFERINGS ("IPOS")

Certain of the Funds may invest in IPOs. An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.


DERIVATIVES

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, future contracts, options on futures contracts and over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps) for both hedging and non-hedging purposes.


Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN INVESTING

As a principal investment strategy, the Diversified International and International Emerging Markets Funds may each invest Fund assets in securities of foreign companies. The other Funds (except Government Securities) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and/or
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SMALL AND MEDIUM CAPITALIZATION COMPANIES
The Funds (except Government Securities) may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, High Quality Short-Term Bond, Inflation Protection, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, Partners LargeCap Blend, Partner LargeCap Blend I, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value and Preferred Securities Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. The international funds invest in the securities of foreign corporations without regard to the market capitalizations of those companies. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

TEMPORARY DEFENSIVE MEASURES

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that the Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.


LIFETIME FUNDS
The performance and risks of each LifeTime Fund directly corresponds to the performance and risks of the underlying funds in which the Fund invests. By investing in many underlying funds, the LifeTime Funds have partial exposure to the risks of many different areas of the market. The more a LifeTime Fund allocates to stock funds, the greater the expected risk.

For Funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. Principal intends to gradually shift each Lifetime Fund's (except the Lifetime Strategic Income Fund) allocation among the underlying funds so that within five to ten years after the stated retirement date, the Fund's underlying fund allocation matches the underlying fund allocation of the Principal LifeTime Strategic Income Fund.


If you are considering investing in a LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each LifeTime Fund is managed with the assumption that the investor will invest in a LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.


Each LifeTime Fund indirectly bears its pro-rata share of the expenses of the underlying funds as well as directly incurring expenses. Therefore, investment in a LifeTime Fund is more costly than investing directly in the underlying funds.


PORTFOLIO TURNOVER

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Funds as they are new.



Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2004, the mutual funds it manages had assets of approximately $16.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-2080.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        John D. Phillips, Jr.




MARILYN G. FEDAK, CFA . Ms. Fedak was named executive vice president and chief investment officer for U.S. Value Equities of Alliance Capital in 2000. She became chief investment office for U.S. Value Equities and chairman of the Bernstein U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972. She has earned the right to use the Chartered Financial Analyst designation.



JOHN D. PHILLIPS, JR., CFA . Mr. Phillips, Senior Portfolio Manager - U.S. Value Equities, is a member of the Investment Policy Group, and member of the Research Review Committee. He joined the firm in 1994. From 1992 to 1993, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis. From 1972 to 1992, he was at State Street Research and Management Co. in Boston, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. He earned a BA from Hamilton College and an MBA from Harvard University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  Prescott LeGard
                                        Gregory Woodhams

E.A. PRESCOTT LEGARD, CFA . Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY J. WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's degree in Economics from Rice University and a Master's degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           LargeCap Growth              Anthony Rizza




ANTHONY RIZZA, CFA . Mr. Rizza, portfolio manager, joined CCI in 1991. He had previously worked with Connecticut National Bank as a Research Officer. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

SUB-ADVISOR: Emerald Advisers, Inc. ("Emerald") is a subsidiary of Emerald Asset
         Management which is owned by eleven inside shareholders and one outside minority shareholder. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. As of December 31, 2004, Emerald managed approximately $2.0 billion in assets. Emerald's offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, Pennsylvania 17601.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Kenneth G. Mertz II
                                        Stacey L. Sears




KENNETH G. MERTZ II, CFA. . Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992 - Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees' Retirement System (1985-1992). Mr. Mertz graduated from Millersville University with a BA in Economics.



STACEY L. SEARS . Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. and a Partner in the Emerald Organization. She is co-manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.

SUB-ADVISOR: Goldman Sachs Asset Management, L.P. ("GSAM") is part of the
         Investment Management Division ("IMD") of Goldman, Sachs & Co. GSAM's principal office is located at 32 Old Slip, New York, NY 10005. Goldman Sachs Asset Management reported $422.8 billion in total assets under management and/or distribution as of December 31, 2004 (including seed capital and excluding assets under supervision).

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Melissa R. Brown
                                        Gary Chropuvka
                                        Robert C. Jones




MELISSA R. BROWN, CFA . Ms. Brown is a senior portfolio manager responsible for the US Portfolios for the Global Quantitative Equity ("GQE") group. A member of the GQE Investment Policy Committee, she is involved with all aspects of the portfolio management process. Ms. Brown joined GSAM as a portfolio manager in 1998. From 1984 to 1998, she was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities. She earned an MBA from New York University. She has earned the right to use the Chartered Financial Analyst designation.



GARY CHROPUVKA, CFA . Mr. Chropuvka is a member of the Portfolio Management Team that is responsible for the management and trading of the portfolios. He is also a member of the Taxable Product Management Team within the GQE group, which is responsible for developing tax aware investment products. Mr. Chropuvka joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley's Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993. He has earned the right to use the Chartered Financial Analyst designation.



ROBERT C. JONES, CFA . Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004, Mellon Equity managed approximately $20.1 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth I     Adam T. Logan
                                        John O'Toole




ADAM T. LOGAN, CFA . Joining the company in 1998, Mr. Logan is a portfolio manager and Vice President of Mellon Equity. Previously, he performed duties as a financial analyst in Mellon Financial Corporation's corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

JOHN O'TOOLE, CFA . Portfolio Manager of The Dreyfus Corporation and Senior Vice President of Mellon Equity Associates LLP (an affiliate of The Dreyfus Corporation) since 1990. Mr. O'Toole holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. He is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        David M. DiDomenico
                                        Andrew Wellington




DAVID M. DIDOMENICO . Mr. DiDomenico is a Vice President of Neuberger Berman Management, Inc. and Neuberger Berman, LLC. He has been an Associate Portfolio Manager of the fund since December 2003 and prior to that was an analyst dedicated to the fund since 2002. He held a position at a private equity firm from 1999 to 2002. Prior to 1999 he was an analyst at another investment firm. Mr. DiDomenico holds a MBA from Stanford University as well as a BA in Political Science from the Harvard University.



ANDREW WELLINGTON . Portfolio Manager, Neuberger Berman, since 2001. Mr. Wellington earned a BS from the University of Pennsylvania, Wharton School of Business. He has 12 years of industry experience.


SUB-ADVISOR: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Bond & Mortgage Securities           William C. Armstrong
                                                Timothy R. Warrick
           Disciplined LargeCap Blend           Mustafa Sagun
                                                Jeff Schwarte
           Diversified International            Paul H. Blankenhagen
                                                Juliet Cohn
                                                Chris Ibach
           Equity Income                        Dirk Laschanzky
           Government Securities                Brad Fredericks
                                                Lisa A. Stange
           High Quality Short-Term Bond         Zeid Ayer
                                                Craig Dawson
                                                Martin J. Schafer
           Inflation Protection                 Martin J. Schafer
                                                Gwen Swanger
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           LargeCap S&P 500 Index               Dirk Laschanzky
           LargeCap Value                       John Pihlblad
           MidCap Blend                         K. William Nolin
           Money Market                         Tracy Reeg
                                                Alice Robertson
           Principal LifeTime 2010              Dirk Laschanzky
           Principal LifeTime 2020              Dirk Laschanzky
           Principal LifeTime 2030              Dirk Laschanzky
           Principal LifeTime 2040              Dirk Laschanzky
           Principal LifeTime 2050              Dirk Laschanzky
           Principal LifeTime Strategic Income  Dirk Laschanzky
           SmallCap Blend                       Todd Sanders
           SmallCap Value                       Thomas Morabito
           Tax-Exempt Bond                      Thomas V. Catus

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



ZEID AYER, PH.D., CFA . Mr. Ayer joined Principal in 2001 and is a senior research analyst and co-manager of the Ultra Short Fixed Income portfolios. He is the global sector head for asset-backed securities (ABS) and non-agency mortgage-backed securities (MBS). Mr. Ayer is also the primary analyst responsible for mortgage-related ABS and non-agency MBS investments. Previously, he was assistant vice president at PNC Financial Services Group. He earned a Ph.D. in Physics from the University of Notre Dame, an MS in Computational Finance from Carnegie Mellon University and a Bachelor's degree in Physics from St. Xavier's College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.


There are no disclosable limitations on his role.



PAUL H. BLANKENHAGEN, CFA . Mr. Blankenhagen is a portfolio manager at Principal. He is responsible for developing portfolio strategy and leading the ongoing management of core international equity portfolios including developed markets portfolios and broad market portfolios. Mr. Blankenhagen is also active in research with an emphasis on the banking and media industries. He joined the firm in 1992 and has been a member of the international equity team since 1995. He was named a portfolio manager in 2000. Mr. Blankenhagen received a Master's degree from Drake University and a Bachelor's degree in Finance from Iowa State University. He holds the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

THOMAS V. CATUS, CFA . Mr. Catus is a portfolio analyst for Principal specializing in municipal bonds. Prior to joining Principal in 2000, he was a chief financial officer at Franklin Leasing and a fixed income analyst and trader at Cleary Gull. Mr. Catus received an MBA in finance from the University of Iowa and a BBA in transportation and logistics from Iowa State University. He is a CFA charterholder and a member of the Iowa Society of Financial Analysts.




JULIET COHN . Ms. Cohn is a portfolio manager at Principal. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a bachelor's degree in Mathematics from Trinity College Cambridge England.



CRAIG DAWSON, CFA . Mr. Dawson joined Principal in 1998 and became a portfolio manager in 2002. He is manages ultra short, high quality short, stable value and global strategic income portfolios. He previously managed corporate bond portfolios and multi-sector portfolios. He earned an MBA and a Bachelor's degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.



BRAD FREDERICKS. . Mr. Fredericks' responsibilities include general portfolio overview with specific emphasis on structured securities. He joined the firm in 1998 as a financial accountant and moved to his current position in 2002. Prior to that, Mr. Fredericks was an assistant trader at Norwest Mortgage. He received a Bachelor's degree in Finance from Iowa State University. Mr. Frederick is a Level I candidate for the CFA program and a Fellow of the Life Management Institute (FLMI).


There are no disclosable limitations on his role.



CHRISTOPHER IBACH, CFA . Mr. Ibach joined Principal in 2000 and is an associate portfolio manager and equity research analyst. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semi-conductor research. He is also responsible for coordinating portfolio rebalancing and the application of the Principal Global Investors' Global Research Platform. Previously, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor's degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



DIRK LASCHANZKY, CFA . As a portfolio manager at Principal, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Principal in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Principal in 2000, specializing in the international emerging markets sector. Prior to joining Principal, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



THOMAS MORABITO, CFA . Mr. Morabito joined Principal in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Principal, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Principal. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Principal in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



TRACY REEG. . Ms. Reeg is a portfolio manager at Principal specializing in the management and research areas for the short-term money market portfolios. She joined the firm in 1993. Ms. Reeg received a Bachelor's degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).



MICHAEL L. REYNAL . Mr. Reynal joined Principal in 2001, specializing in emerging markets portfolios. Prior to joining Principal, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Principal. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products. Prior to joining Principal in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



TODD SANDERS, CFA . Mr. Sanders is an equity analyst for Principal focused on quantitative research. He joined the firm in 1998. Previously, he was an investment analyst for NISA Investment Advisors and in credit analysis/risk management with the U.S. Central Credit Union. He received an MBA in Finance from Washington University and a Bachelor's degree in Finance/Economics from the University of Missouri-Columbia. He is a member of the International Association of Financial Engineers (IAFE), the Global Association of Risk Professionals
(GARP) and the Association of Investment Management and Research (AIMR). He has earned the right to use the Chartered Financial Analyst designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal specializing in managing mortgage-backed securities and high quality short, intermediate and long duration portfolios. Mr. Schafer joined the firm in 1977. In the early 1980s, he developed the firm's secondary mortgage marketing operation and in 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985 and institutional portfolios in 1992. Mr. Schafer holds a Bachelor's degree in Accounting and Finance from the University of Iowa.



JEFFREY A. SCHWARTE, CFA, CPA . Mr. Schwarte is an associate portfolio manager and equity analyst at Principal. He is a member of the systematic strategies team and is responsible for conducting research on stock selection strategies, portfolio construction techniques, and strategy implementation. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He received a Bachelor's degree in Accounting from the University of Northern Iowa. He also holds the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI). He is a member of the Iowa Society of Certified Public Accountants and the Association for Investment Management and Research (AIMR). He also has the NASD Series 7 license.

LISA A. STANGE, CFA . Ms. Stange is a portfolio manager and strategist for Principal. She is integrally involved in the formulation of broad investment strategy, quantitative research and product development. She joined the firm in 1989. Ms. Stange received an MBA and a Bachelor's degree from the University of Iowa. She holds the Chartered Financial Analyst designation and is a member of the Iowa Society of Financial Analysts and the CFA Institute.


There are no disclosable limitations on her role.



GWEN SWANGER, CFA . Ms. Swanger is a portfolio manager for Principal global fixed income and inflation protection portfolios. She has managed global fixed income since 1997. She has been involved in international and U.S. investing for over fifteen years. In addition to managing the international bond portfolios, she has directed the international fixed income research effort overseeing sovereign credit analysis of developed, developing countries and emerging markets. Ms. Swanger joined the firm in 1989 as a private placement analyst. She received an MBA in Finance, a Bachelor's degree from Drake University and is a Fellow of the Life Management Institute (FLMI). She also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.



TIMOTHY R. WARRICK, CFA . Mr. Warrick is a co-portfolio manager at Principal with responsibility for the U.S. multi-sector product with focus on the management of U.S. credit instruments. His prior responsibilities with the firm include portfolio management for multiple asset class portfolios, product development and fixed income credit analyst duties. He joined Principal in 1990. In 1996, Mr. Warrick joined ReliaStar Investment Research, Inc. and was responsible for multiple asset classes, including corporate bonds and leveraged bank loans. He rejoined Principal in 1998 as a portfolio manager. He received an MBA in Finance from Drake University and a Bachelor's degree in Accounting and Economics from Simpson College. He holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).


SUB-ADVISOR: Principal Real Estate Investors, LLC ("Principal - REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. As of December 31, 2004, Principal - REI, together with its affiliated asset management companies, had approximately $28.2 billion in asset under management. Principal - REI's address is 801 Grand Avenue, Des Moines, Iowa 50392.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate Securities       Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Global Investors LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905. As of December 31, 2004, Spectrum, together with its affiliated asset management companies, had approximately $12.4 billion in asset under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Preferred Securities         L. Phillip Jacoby
                                        Bernard M. Sussman

L. PHILLIP JACOBY. . Mr. Jacoby is Sr. Vice President and Portfolio Manager. Mr. Jacoby joined Spectrum in 1995 as Portfolio Manager. Previously, he was a Senior Investment Officer at USL Capital Corporation (a subsidiary of Ford Motor Corporation) and was a co-manager of a $600 million preferred stock portfolio. Mr. Jacoby received his BS in Finance from Boston University.



BERNARD M. SUSSMAN. . Mr. Sussman is Chief Investment Officer and Chair of Spectrum's Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was with Goldman Sachs & Co. for nearly 18 years. A General Partner and head of the Preferred Stock Department, he was in charge of sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid market. He was a Limited Partner at Goldman Sachs from 1994-1996. He received a BS in Industrial Relations and an MBA in Finance, both from Cornell University.


SUB-ADVISOR: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 67 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      William J. Stromberg
                                        Richard T. Whitney
           Partners LargeCap Growth I   Robert W. Sharps




ROBERT W. SHARPS, CFA, CPA . Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also a Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.



WILLIAM J. STROMBERG, CFA . Mr. Stromberg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Director of Global Equity Research, and a member of the Equity Steering Committee. Prior to joining the firm in 1987, he was employed as a Systems Engineer for the Westinghouse Defense and Electronics Center. He earned a BA from Johns Hopkins University and an MBA from Tuck School of Business at Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation.



RICHARD T. WHITNEY, CFA . Mr. Whitney is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, and a Portfolio Manager in the Systematic Equity Group. Prior to joining the firm in 1985, Mr. Whitney was employed by the Chicago Board of Trade and IBM. He earned a BS and an MEE in Electrical Engineering from Rice University and an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312. As of December 31, 2004, Turner had discretionary management authority with respect to approximately $15.8 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner

CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Previously, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987. He earned a BA in Economics and a BA in Psychology from Vassar College.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He earned a BS in Accounting and an MBA in Finance from Bradley University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He has completed the Certified Financial Analyst Level I exams.


SUB-ADVISOR: Wellington Management Company, LLP ("Wellington Management"), a
         Massachusetts limited liability partnership, is a professional investment counseling firm with its principal business offices at 75 State Street, Boston, MA 02109. Wellington Management and its predecessor organizations have provided investment services since 1928. As of December 31, 2004, Wellington Management managed $469.9 billion of client assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend I    Maya K. Bittar
                                        Jeffrey L. Kripke
                                        Matthew E. Megargel
                                        Michael D. Rodier




MAYA K. BITTAR, CFA . Ms. Bittar, a Vice President, joined Wellington Management in 1998 as an equity portfolio manager. Prior to joining the firm, Ms. Bittar was a Senior Portfolio Manager at Firstar Investment Research and Management. Ms. Bittar earned an MBA and MS, along with a BBA, from the University of Wisconsin-Madison. She has earned the right to use the Chartered Financial Analyst designation.



JEFFREY L. KRIPKE . Mr. Kripke, a Vice President, joined Wellington Management in 2001 as a portfolio manager. Prior to joining the firm, Mr. Kripke was an associate portfolio manager for Merrill Lynch Asset Management, Chase Asset Management and Morgan Stanley Asset Management. Mr. Kripke earned an MBA in Finance from Columbia University Graduate School of Business and a BA in Economics from Tufts University.



MATTHEW E. MEGARGEL, CFA . Mr. Megargel, a Senior Vice President and Partner of Wellington Management, joined the firm in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management. Mr. Megargel received his BA in Economics from the University of North Carolina - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.



MICHAEL D. RODIER . Mr. Rodier, a Vice President, joined Wellington Management in 1982 while pursuing a BS degree in journalism at Suffolk University. Upon graduation in 1984, Mr. Rodier joined the firm as a fixed income analyst focusing on convertible securities. Mr. Rodier joined the US Core Equity team as an analyst and portfolio manager in 1994. As noted, Mr. Rodier earned a BS in Journalism from Suffolk University.


DUTIES OF THE MANAGER AND SUB-ADVISOR

The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.
FEES PAID TO THE MANAGER

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2004 was:

       Bond & Mortgage
       Securities              0.55%     Partners LargeCap Value         0.80%
       Disciplined LargeCap
       Blend                   0.60%     Partners MidCap Growth          1.00%
       Diversified
       International           0.90%     Partners MidCap Growth I        1.00%
       Government Securities   0.40%     Partners MidCap Value           1.00%
       High Quality
       Short-Term Bond         0.40%     Partners SmallCap Growth II     1.00%
       International
       Emerging Markets        1.35%     Preferred Securities            0.75%
       LargeCap Growth         0.55%     Principal LifeTime 2010       0.1225%
       LargeCap S&P 500
       Index                   0.15%     Principal LifeTime 2020       0.1225%
       LargeCap Value          0.45%     Principal LifeTime 2030       0.1225%
       MidCap Blend            0.65%     Principal LifeTime 2040       0.1225%
       Money Market            0.40%     Principal LifeTime 2050       0.1225%
       Partners LargeCap                 Principal LifeTime
       Blend                   0.75%     Strategic Income              0.1225%
       Partners LargeCap
       Blend I                 0.45%     Real Estate Securities          0.85%
       Partners LargeCap
       Growth I                0.75%     SmallCap Blend                  0.75%
       Partners LargeCap
       Growth II               1.00%     SmallCap Value                  0.75%

The Fund also entered into agreements with the Manager for the Funds which were added after the close of the fiscal year. Under those agreements, each Fund will pay the Manager at an annual rate (calculated as a percentage of the average daily net assets) as follows:

                               FIRST $500  NEXT $500   NEXT $500    OVER $1.5
            FUND                MILLION     MILLION     MILLION      BILLION
            ----                -------     -------     -------      -------
Equity Income                     0.60        0.58        0.56         0.55
Inflation Protection              0.40        0.38        0.36         0.35
Tax-Exempt Bond                   0.50        0.48        0.46         0.45



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order.

The Funds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open (shares are not priced on the days on which the NYSE is closed for trading). The share price is determined at the close of business of the NYSE (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


NOTES:


.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares.The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11 a.m. Eastern Time). Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to "fair value" some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund's NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Manager expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS


FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND

The Bond & Mortgage Securities, Government Securities, High Quality Short-Term Bond, Inflation Protection and Tax-Exempt Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of each month.

The Equity Income, Preferred Securities and Real Estate Securities Funds pay their net investment income four times per year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of March, June, September and December.


The other Funds (other than the Money Market Fund) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the last business day of December.


Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


You can authorize income dividend and capital gain distributions to be:
.. invested in additional shares of the Fund you own without a sales charge; .. invested in shares of another Principal Investors Fund (Dividend Relay)
  without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
.. paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


MONEY MARKET FUND
The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. Dividends are automatically reinvested daily into additional shares of the Money Market Fund. You may ask to have your dividends paid to you monthly in cash. These cash payments are made on the 20th of each month (or previous business day).

The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.


NOTES:

.. Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.
.. Distributions from a Fund, whether received in cash or reinvested in additional shares may be subject to federal (and state) income tax.

HOW TO BUY SHARES


Your Registered Representative will help you open an account and buy fund shares. Principal Investors Funds are "load" funds which means you pay a sales charge for the assistance of your Registered Representative. The Fund may reject or cancel any purchase order for any reason. Your Registered Representative will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Registered Representative can also help you choose the share class that is appropriate for you. As previously explained, the sales charge for Class A shares may be reduced or eliminated for certain purchases or for purchases of sufficient size, including the Fund's rights of accumulation and statement of intention programs. Your Registered Representative can explain each of these arrangements to you and help you determine whether your investment qualifies for a reduced sales charge. Class B shares are not available to Employer Sponsored Plans established on or after July 1, 2005, nor to persons who become participants of such plans on or after that date.


CHOOSING A SHARE CLASS


INITIAL INVESTMENT. . After deciding in which Fund(s) to invest, you need to decide which share class you prefer. The sales charges and expenses of Class A and Class B shares are described in "The Costs of Investing" section of this prospectus. You generally pay a sales charge at the time you purchase Class A shares, but Class A shares have lower annual operating expenses than Class B shares. You do not pay a sales charge at the time you purchase Class B shares, but if you sell Class B shares within six years from the date of purchase, you must generally pay a deferred sales charge at that time. Class B shares have higher annual operating expenses than Class A shares, but Class B shares automatically convert to Class A shares after seven years.

Your initial share class selection should reflect a number of factors, including:
.. the dollar amount you are investing (if you invest $50,000 or more, the Class
  A sales charge is reduced)
.. the amount of time you plan to hold the investment (redemptions of Class B shares held for at least six years are not subject to a contingent deferred sales charge)
.. any plans you have to make additional investments in the Fund (the Fund's rights of accumulation and statement of intention programs could result in your paying a reduced sales charge for Class A shares).

NOTE: Any initial investment in the Funds of $100,000 or more will be deemed to be a request to purchase Class A shares. If your initial investment in shares of the Fund(s) is less than $100,000, you may purchase either Class A or Class B shares.


SUBSEQUENT INVESTMENT. . If you initially invest in Class B shares, the share class you purchase with any subsequent investment will depend upon the value your Class B share accounts achieve prior to the time you make the subsequent investment (or the aggregate of Class B, Class A and Class J shares, if you own such shares). If the value of your Class B, A and J share Fund accounts reaches $100,000 before you make a subsequent investment, your subsequent investment will be applied to purchase Class A shares. If the value of your Class B, A and J Fund accounts has not reached $100,000 before you make the subsequent investment, you may purchase additional Class B shares, so long as the subsequent investment is less than $100,000.



COMPLETING THE FUND APPLICATION . Fill out the Principal Investors Fund application* completely. You must include:
.. the name(s) you want to appear on the account;
.. the code of the Fund(s) in which you want to invest;
.. your choice of Class A or Class B shares;
.. the amount of the investment;
.. your Social Security number or Taxpayer I.D. number;
.. other required information (may include corporate resolutions, trust agreements, etc.); and
.. if you are eligible for a reduced sales charge for Class A shares, either through the Fund's statement of intention, rights of accumulation or other sales charge reduction programs, you must also complete the "Sales Charge Reduction Privileges" section of the application, and provide all of the pertinent information requested.
  * An application is included with this prospectus. A different application is needed for a Principal Investors Fund IRA, Coverdell Education Savings Account, 403(b), SEP, SIMPLE, SAR-SEP or certain employee benefit plans. Call Principal Investors Funds for more information.

Each Fund requires a minimum initial investment:

..  Regular Accounts                                  $1,000
..  Uniform Transfer to Minor Accounts                $  500
..  IRA Accounts                                      $  500
..  Coverdell Education Savings Account               $  500


Subsequent investment minimums are $100. However, if your investments are made using an Automatic Investment Plan, the investment minimum is $50 ($100 for Money Market Fund).


NOTE: The minimum investment applies on a Fund level, not on the total investment being made. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and approved by Princor; Principal Investors Fund asset allocation programs; Automatic Investment Plans; and Money Market Fund.

Class B shares of Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class.


In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
.. on a day that the New York Stock Exchange (NYSE) is open; and .. prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.


NOTE: We consider your purchase of Fund shares by check to be your authorization to make an ACH debit entry to your account.

INVEST BY MAIL
.. Send a check and completed application to:

   Principal Investors Fund
   P. O. Box 10423

   Des Moines, Iowa 50306-9780
.. Make your check payable to Principal Investors Fund.
.. Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.
.. When you purchase shares by check, you authorize us to process your purchase electronically. If your check is processed electronically, your checking account may be debited on the same day we receive the check and it will not be returned with your checking account statement.

ORDER BY TELEPHONE
.. Call us between 7:00 A.M. and 7:00 P.M. Central Time on any day that the NYSE is open.
.. We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).
.. For new accounts, you also need to send a completed application.

NOTES:


.. Phone orders are not available for qualified accounts or the Money Market
  Fund.
.. Other restrictions may apply, please call us for details.

WIRE MONEY FROM YOUR BANK

.. Have your Registered Representative call Principal Investors Fund for an account number and wiring instructions.
.. For both initial and subsequent purchases, federal funds should be wired to:
   Wells Fargo, N.A.
   San Francisco, CA
   ABA No.: 121000248

   For credit to: Principal Investors Fund, Inc.
   Account No.: 3000499968

   For credit: Principal ________ Fund, Class A or Class B
   Shareholder Account No. __________________
   Shareholder Registration __________________
.. Give the number and instructions to your bank (which may charge a wire fee). .. No wires are accepted on days when the NYSE is closed or when the Federal
  Reserve is closed (because the bank that would receive your wire is closed).

ESTABLISH A DIRECT DEPOSIT PLAN

Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Investors Fund account(s).
.. Availability of this service must be approved by your payroll department.

.. Have your Registered Representative call Principal Investors Fund for an account number, Automated Clearing House (ACH) instructions and the form needed to establish Direct Deposit.
.. Give the Direct Deposit Authorization Form to your employer or the governmental agency (either of which may charge a fee for this service).
.. Shares will be purchased on the day the ACH notification is received by Wells
  Fargo, N.A.
.. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

.. For Money Market (Class A) only - You may set up direct deposit to an existing
  Money Market account via UMB
  Bank, N.A. Provide a voided check or deposit slip to the entity making the payment(s) to you and request funds be forwarded to your account.

ESTABLISH AN AUTOMATIC INVESTMENT PLAN
.. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day (not the 29th, 30th or 31st) of the month the deduction is to be made.
.. The minimum initial investment is waived if you set up an Automatic Investment
  Plan when you open your account.
.. Minimum monthly purchase is $50 per Fund (except the Money Market Fund which has a $100 minimum).
.. Send completed application, check authorization form and voided check (or voided deposit slip) to:

   Principal Investors Fund
   P. O. Box 10423

   Des Moines, Iowa 50306-0423

SET UP A DIVIDEND RELAY

.. Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors
  Fund.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. Distributions from a Fund may be directed to only one receiving Fund.
.. The Fund share class receiving the investment must be the same class as the originating Fund.
.. There is no sales charge or administrative charge for the Dividend Relay.
.. You can set up Dividend Relay:
  . on the application for a new account; or

  . by calling Principal Investors Fund if telephone services apply to the originating account; or
  . in writing (a signature guarantee may be required).

.. You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund. There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
.. The amount invested in the receiving Fund must meet that Fund's minimums. If it does not, the receiving Fund reserves the right to close the account if it is not brought up to the minimum investment amount within 30 days of sending you a deficiency notice.

HOW TO REDEEM (SELL) SHARES


After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or redemption fee. There is no additional charge for a sale of shares; however, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier's check, money order or certified check. A sell order from one owner is binding on all joint owners.
  * a day when both the NYSE and the Federal Reserve are open for normal business.


Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
.. lump sum of the entire interest in the account;
.. partial interest in the account; or
.. periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age
591/2.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.


Generally, sales proceeds checks are:
.. payable to all owners on the account (as shown in the account registration);
  and
.. mailed to address on the account (if not changed within last month) or previously authorized bank account.

For other payment arrangements, please call Principal Investors Fund. You should also call Principal Investors Fund for special instructions that may apply to sales from accounts:
.. when an owner has died;
.. for certain employee benefit plans; or .. owned by corporations, partnerships, agents or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.


Within 60 days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Investors Fund's Class A shares without a sales charge if the shares that were sold were:
.. Class A shares on which a sales charge was paid;
.. Class A shares acquired by conversion of Class B shares; or .. Class B shares on which a CDSC was paid.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the "wash sale" rules resulting in the postponement of the recognition of the loss for tax purposes.

SELL SHARES BY MAIL
.. Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to:

   Principal Investors Fund
   P. O. Box 10423

   Des Moines, Iowa 50306-0423
.. Specify the Fund and account number.
.. Specify the number of shares or the dollar amount to be sold.

.. A medallion signature guarantee* will be required if the:
  . sell order is for more than $100,000;
  . account address has been changed within one month of the sell order; or . check is payable to a party other than the account shareholder(s) or
    Principal Life.
    * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


SELL SHARES IN AMOUNTS OF $100,000 OR LESS BY TELEPHONE
.. The address on the account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
.. If our phone lines are busy, you may need to send in a written sell order. .. To sell shares the same day, the entire order instruction must be received before the close of normal trading on the NYSE (generally 3:00 p.m. Central
  Time).

.. Telephone redemption privileges are NOT available for Principal Investors Fund
  403(b) plans, inherited IRAs and certain employee benefit plans.
.. If previously authorized, checks can be sent to a shareholder's U.S. bank account.

SELL SHARES BY CHECKWRITING (CLASS A SHARES OF MONEY MARKET FUND ONLY)
.. Checkwriting must be elected on initial application or by written request to Principal Investors Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
.. The Fund can only sell shares after your check making the Fund investment has cleared your bank.
.. Checks must be written for at least $500.
.. Checks are drawn on UMB Bank, N.A. and its rules concerning checking accounts apply.
.. If the account does not have sufficient funds to cover the check, it is marked
  "Insufficient Funds" and returned (the Fund may revoke checkwriting on accounts on which "Insufficient Funds" checks are drawn).
.. Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by UMB).
.. Checkwriting is only available for non-qualified accounts.
.. Neither the Fund, UMB nor the Manager shall incur any liability for honoring the checks, selling shares to pay checks or for returning checks unpaid.
.. Checkwriting may be converted to a point-of-purchase debit from your account.
  This only applies if such service is available at the business with which you are doing business.

PERIODIC WITHDRAWAL PLANS
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
.. sell enough shares to provide a fixed amount of money ($25 minimum amount); .. pay insurance or annuity premiums or deposits to Principal Life (call us for details); and
.. provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a periodic withdrawal plan by:
.. completing the applicable section of the application; or

.. sending us your written instructions; or .. calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your periodic withdrawal plan continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account).


The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.



10% WITHDRAWAL PRIVILEGE . Sales may be subject to a CDSC. Up to 10% of the value of your Class A or Class B share account may be withdrawn annually free of a CDSC. If the withdrawal plan is set up when the account is opened, 10% of the value of additional purchases made within 60 days may also be withdrawn free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.


REDEMPTION FEE (OTHER THAN MONEY MARKET FUND). Each Fund, except the Money Market Fund, will impose a redemption fee on redemptions of $30,000 or more of Class A shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Fund.


HOW TO EXCHANGE SHARES AMONG PRINCIPAL INVESTORS FUNDS


Your shares in the Funds (except Class A shares of the High Quality Short-Term Bond, LargeCap S&P 500 Index and Money Market Funds) may be exchanged without a sales charge or CDSC for the same class of any other Principal Investors Fund. Class A shares of the High Quality Short-Term Bond and LargeCap S&P 500 Index Funds may be exchanged into Class A shares of the other Principal Investors Funds 90 days after purchase. The 90-day holding period requirement is waived if your purchase of High Quality Short-Term Bond Fund shares is made through our Principal Path for Income or Principal Passage programs.


You may exchange shares by:
.. sending a written request to:

   Principal Investors Fund
   P. O. Box 10423
   Des Moines, Iowa 50306-0423
.. completing an Exchange Authorization Form (call us to obtain the form). .. via the Internet at www.principal.com.

.. calling us, if you have telephone privileges on the account.

EXCHANGES FROM MONEY MARKET FUND
Class A shares of Money Market Fund may be exchanged into:
.. Class A shares of other Principal Investors Funds if:
  . Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
  . Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
.. Class B shares of other Principal Investors Funds - subject to the CDSC.

Automatic exchange election
---------------------------

This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:
.. completing the Automatic Exchange Election section of the application;
.. calling us if telephone privileges apply to the account from which the exchange is to be made; or
.. sending us your written instructions.

Your automatic exchange continues until:
.. you instruct us to stop; or
.. your Fund account balance is zero.

You may specify the day of the exchange (if none selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.


General
-------
.. An exchange by any joint owner is binding on all joint owners.
.. If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
.. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
.. You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
.. For an exchange to be effective the day we receive your instruction, we must receive the entire order instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
.. accounts with identical ownership;
.. an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership;
.. a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account; or .. a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.


Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Principal Investors Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.


Frequent purchases and redemptions pose a risk to the Funds because they may:
.. Disrupt the management of the Funds by;

  . forcing the Funds to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the Funds; and
  . causing unplanned portfolio turnover;

.. Hurt the portfolio performance of the Funds; and .. Increase expenses of the Funds due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Funds.


The Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


Currently the Funds, except the Money Market Fund, impose a redemption fee on redemptions of $30,000 or more of Class A shares redeemed within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact and other costs associated with short-term money movement in and out of the Funds.

In addition, if the Manager, or a Fund, deem frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:
.. Increasing the redemption fee to 2%, or such higher amount as may be permitted by law;
.. Increasing the redemption fee period from 30 days to as much as 90 days;
.. Applying the redemption fee to redemptions of less than $30,000;
.. Limiting the number of permissible exchanges available to shareholders identified as "excessive traders"; and
.. Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

GENERAL INFORMATION ABOUT A FUND ACCOUNT


PROCEDURES FOR OPENING AN ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


STATEMENTS

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued. You will receive quarterly statements for the Funds you own.The statements provide the number and value of shares you own, transactions during the period, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares in the Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.


Certain purchases and sales are only included on your quarterly statement. These include accounts:
.. when the only activity during the quarter:
  . is purchase of shares from reinvested dividends and/or capital gains;
  . is a result of Dividend Relay;
  . are purchases under an Automatic Investment Plan;
  . are sales under a periodic withdrawal plan; or . are purchases or sales under an automatic exchange election.
.. used to fund certain individual retirement or individual pension plans; or .. established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
.. access your account on the internet at www.principal.com;
.. call our PrinCall/(R)/ line 24 hours a day at 1-800-421-2298; or .. call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time).

SIGNATURE GUARANTEES

Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.
A signature guaranteed by a notary public or savings bank is not acceptable. Medallion signature guarantees are required:
.. if you sell more than $100,000 (in the aggregate) from the Funds;
.. if a sales proceeds check is payable to other than the account shareholder(s),
  Principal Life or Principal Bank;
.. to make a Dividend Relay election from an account with joint owners to an account with only one owner or different joint owners;
.. to change ownership of an account;

.. to add telephone transaction services, checkwriting and/or wire privileges to an existing account;
.. to change bank account information designated under an existing telephone withdrawal plan;
.. to exchange or transfer among accounts with different ownership; and .. to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

SPECIAL PLANS
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

MINIMUM ACCOUNT BALANCE
Generally, the Funds do not have a minimum required balance. Because of the disproportional high cost of maintaining small accounts, the Funds reserve the right to set a minimum and sell all shares in an account with a value of less than $300. The sales proceeds would then be mailed to you. These involuntary sales will not be triggered just by market conditions. If the Funds exercise this right, you will be notified that the redemption is going to be made. You will have 30 days to make an additional investment and bring your account up to the required minimum. The Funds reserve the right to increase the required minimum.

TELEPHONE AND INTERNET INSTRUCTIONS
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.) and sending written confirmation to the shareholder's address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
.. may be given by calling us at 1-800-247-4123 between 7 a.m. and 7 p.m. Central
  Time on any day that the NYSE is open;
.. may be given by accessing our website at www.principal.com (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don't have a user name or password, you may obtain one at www.principal.com). Note: only certain transactions are available on-line.
.. must be received, in their entirety, by us before the close of the NYSE
  (generally 3:00 p.m. Central Time) to be effective the day of your request;
.. are effective the next business day if not received until after the close of the NYSE; and
.. may be given to the registered representative(s) listed on your account(s) who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds' transfer agent; they may not be granted investment discretion).

NOTE: Instructions received from one owner is binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Fund at 1-800-247-4123. You may notify the Fund in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

TRANSACTIONS THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

FINANCIAL STATEMENTS
Shareholders will receive an annual financial report for the Funds, audited by the Funds' independent auditors. That report is a part of this prospectus. Shareholders will also receive a semiannual financial report that is unaudited.

 APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS


The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts. If the composite results had been adjusted to reflect fees and expenses of the Fund, performance numbers shown would differ. Although the Fund and client accounts comprising the composite indices (Related Accounts) have substantially similar investment objectives and policies in all material respects, you should not assume that the Fund will have the same performance as the Related Accounts. For example, a Fund's future performance may be better or worse than the performance of its Related Accounts due to, among other things, differences in sales charge, expenses, asset sizes and cash flows between the Fund and its Related Accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


Current performance may be lower or higher than the performance data shown. For more performance information, including most recent month-end performance, visit our website at www.principal.com and click on rates and values.

                                                                                   AVERAGE ANNUAL PERFORMANCE
                                                                                  (THROUGH DECEMBER 31, 2004)

                                                                                                                    LIFE
                                                                       YTD     1 YR     3 YR     5 YR     10 YR    OF FUND
                                                                     --------------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 CLASS A/ (A)/                                                          N/A      N/A      N/A      N/A      N/A      N/A
Principal Global Investors Large Cap Diversified Equity Composite     12.68    12.68     3.90      N/A      N/A
 S&P 500 Index                                                        10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                              9.96     9.96     2.93    -1.77    10.42

EQUITY INCOME FUND
 CLASS A/ (//B//)/                                                      N/A      N/A      N/A      N/A      N/A      N/A
 Russell 1000 Value Index                                             16.49    16.49     8.57     5.27    13.83
 Morningstar Moderate Allocation Category Average                      8.62     8.62     4.71     2.17     9.24

LARGECAP GROWTH FUND
 CLASS A/ (A)/                                                          N/A      N/A      N/A      N/A      N/A      N/A
 Columbus Circle Investors Large Capitalization Composite             10.46    10.46     2.30    -4.13    11.35
 Russell 1000 Growth Index                                             6.30     6.30    -0.18    -9.29     9.59
 Morningstar Large Growth Category Average                             7.64     7.64     0.01    -7.64     9.00

LARGECAP S&P 500 INDEX FUND
 CLASS A/ (A)/                                                          N/A      N/A      N/A      N/A      N/A      N/A
Principal Global Investors S&P 500 Index Composite                    10.50    10.50     3.23    -2.66    11.66
 S&P 500 Index                                                        10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                              9.96     9.96     2.93    -1.77    10.42

LARGECAP VALUE FUND
 CLASS A/ (A)/                                                          N/A      N/A      N/A      N/A      N/A      N/A
Principal Global Investors Large Cap Value Composite                  13.17    13.17     7.01     3.81    11.65
 Russell 1000 Value Index                                             16.49    16.49     8.57     5.27    13.83
 Morningstar Large Value Category Average                             12.91    12.91     5.63     4.35    11.35

PARTNERS LARGECAP BLEND FUND
 CLASS A/ //(a)/                                                        N/A      N/A      N/A      N/A      N/A      N/A
T. Rowe Price U.S. Structured Research Strategy/(//C//)/              12.56    12.56     5.27    -0.02      N/A
 S&P 500 Index                                                        10.87    10.87     3.58    -2.30    12.07
 Morningstar Large Blend Category Average                              9.96     9.96     2.93    -1.77    10.42
                                                                     --------------------------------------------------------

//
/(a)/ Share Class SEC effective date 3/1/2005
///(//b//)/ Fund SEC effective date 3/1/2005
//
/(//c//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the
 Partners LargeCap Blend Fund T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.
                                                                                               ANNUAL PERFORMANCE
                                                                                            (YEAR ENDED DECEMBER 31)


                                                                             2004     2003      2002      2001      2000
                                                                            ------------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 CLASS A/ (A)/
Principal Global Investors Large Cap Diversified Equity Composite            12.68    27.89    -22.15
 S&P 500 Index                                                               10.87    28.67    -11.88     -9.11     21.04
 Morningstar Large Blend Category Average                                     9.96    26.72    -13.68     -6.97     19.72

EQUITY INCOME FUND
 CLASS A/ (//B//)/
 Russell 1000 Value Index                                                    16.49    30.03    -15.52     -5.59      7.02
 Morningstar Moderate Allocation Category Average                             8.62    20.06    -11.48     -4.63      1.66

LARGECAP GROWTH FUND
 CLASS A/ (A)/
 Columbus Circle Investors Large Capitalization Composite                    10.46    29.69    -25.27    -26.56      2.99
 Russell 1000 Growth Index                                                    6.30    29.76    -27.88    -20.42    -22.42
 Morningstar Large Growth Category Average                                    7.64    28.55    -27.73    -23.63    -14.09

LARGECAP S&P 500 INDEX FUND
 CLASS A/ (A)/
Principal Global Investors S&P 500 Index Composite                           10.50    28.22    -22.34    -12.30     -9.44
 S&P 500 Index                                                               10.87    28.67    -22.11    -11.88     -9.11
 Morningstar Large Blend Category Average                                     9.96    26.72    -22.02    -13.68     -6.97

LARGECAP VALUE FUND
 CLASS A/ (A)/
Principal Global Investors Large Cap Value Composite                         13.17    26.25    -14.22     -8.11      3.88
 Russell 1000 Value Index                                                    16.49    30.03    -15.52     -5.59      7.02
 Morningstar Large Value Category Average                                    12.91    28.40    -18.92     -5.37      5.47

PARTNERS LARGECAP BLEND FUND
 CLASS A/ //(a)/
T. Rowe Price U.S. Structured Research Strategy/(//C//)/                     12.56    32.17    -21.47     -9.28     -5.55
 S&P 500 Index                                                               10.87    28.67    -22.11    -11.88     -9.11
 Morningstar Large Blend Category Average                                     9.96    26.72    -22.02    -13.68     -6.97
                                                                            ------------------------------------------------

//
/(a)/ Share Class SEC effective date 3/1/2005
///(//b//)/ Fund SEC effective date 3/1/2005
//
/(//c//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the
 Partners LargeCap Blend Fund T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.




                                                                      1999     1998     1997     1996      1995
                                                                     ---------------------------------------------
DISCIPLINED LARGECAP BLEND FUND
 CLASS A/ (A)/
Principal Global Investors Large Cap Diversified Equity Composite
 S&P 500 Index                                                        28.58    33.36    22.96    37.58      1.32
 Morningstar Large Blend Category Average                             21.95    27.43    20.37    31.99     -1.08

EQUITY INCOME FUND
 CLASS A/ (//B//)/
 Russell 1000 Value Index                                              7.35    15.63    35.18    21.64     38.35
 Morningstar Moderate Allocation Category Average                     10.34    13.20    19.35    14.15     25.72

LARGECAP GROWTH FUND
 CLASS A/ (A)/
 Columbus Circle Investors Large Capitalization Composite             35.30    40.75    24.61    18.68     28.61
 Russell 1000 Growth Index                                            33.16    38.71    30.49    23.12     37.19
 Morningstar Large Growth Category Average                            39.72    33.56    25.00    18.95     32.27

LARGECAP S&P 500 INDEX FUND
 CLASS A/ (A)/
Principal Global Investors S&P 500 Index Composite                    20.62    28.18    32.89    22.51     37.07
 S&P 500 Index                                                        21.04    28.58    33.36    22.96     37.58
 Morningstar Large Blend Category Average                             19.72    21.95    27.43    20.37     31.99

LARGECAP VALUE FUND
 CLASS A/ (A)/
Principal Global Investors Large Cap Value Composite                  -7.12    18.04    28.94    22.18
 Russell 1000 Value Index                                              7.35    15.63    35.18    21.64     38.35
 Morningstar Large Value Category Average                              6.63    13.10    27.01    20.79     32.28

PARTNERS LARGECAP BLEND FUND
 CLASS A/ //(a)/
T. Rowe Price U.S. Structured Research Strategy/(//C//)/
 S&P 500 Index                                                        21.04    28.58    33.36    22.96     37.58
 Morningstar Large Blend Category Average                             19.72    21.95    27.43    20.37     31.99
                                                                     ---------------------------------------------

//
/(a)/ Share Class SEC effective date 3/1/2005
///(//b//)/ Fund SEC effective date 3/1/2005
//
/(//c//)//
 /The performance information provided by T. Rowe Associates, Inc. ("T. Rowe") is not that of a composite, but is the total return performance of the T. Rowe Price Capital Opportunity Fund (the "Fund"), which is managed in a substantially similar fashion to the
 Partners LargeCap Blend Fund T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. The Fund's investment performance prior to May 1, 1999 reflects the Fund's prior investment program. It does not represent the historical performance of the Principal Partners LargeCap Blend Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - LARGECAP US EQUITY FUNDS

                                                                            AVERAGE ANNUAL PERFORMANCE
                                                                           (THROUGH DECEMBER 31, 2004)

                                                                                                                LIFE
                                                             YTD       1 YR      3 YR      5 YR     10 YR     OF FUND
                                                           --------------------------------------------------------------
PARTNERS LARGECAP BLEND FUND I
 CLASS A/ (A)/                                                N/A       N/A       N/A       N/A       N/A       N/A
Goldman Sachs Large Cap Blend Composite                     14.07     14.07      4.73     -1.34     12.71
Wellington LargeCap Blend Composite                          4.56      4.56      0.17     -3.90     11.20
 S&P 500 Index                                              10.87     10.87      3.58     -2.30     12.07
 Morningstar Large Blend Category Average                    9.96      9.96      2.93     -1.77     10.42

PARTNERS LARGECAP GROWTH FUND I
 CLASS A/ (A)/                                                N/A       N/A       N/A       N/A       N/A       N/A
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//b//)/                                          11.09     11.09      4.92       N/A       N/A
 Russell 1000 Growth Index                                   6.30      6.30     -0.18     -9.29      9.59
 Morningstar Large Growth Category Average                   7.64      7.64      0.01     -7.64      9.00

PARTNERS LARGECAP GROWTH FUND II
 CLASS A/ (A)/                                                N/A       N/A       N/A       N/A       N/A       N/A
American Century Large Cap Growth Equity Composite           9.95      9.95      0.37     -6.84      8.73
 Russell 1000 Growth Index                                   6.30      6.30     -0.18     -9.29      9.59
 Morningstar Large Growth Category Average                   7.64      7.64      0.01     -7.64      9.00

PARTNERS LARGECAP VALUE FUND
 CLASS A/ (A)/                                                N/A       N/A       N/A       N/A       N/A       N/A
Bernstein Diversified Value Composite                       14.64     14.64      9.41      9.05       N/A
 Russell 1000 Value Index                                   16.49     16.49      8.57      5.27     13.83
 Morningstar Large Value Category Average                   12.91     12.91      5.63      4.35     11.35

                                                           --------------------------------------------------------------
///(//a)/ Share Class SEC effective date 03/01/2005
///(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal Partners Equity
 Growth Fund and should not be interpreted as indicative of its future performance.
                                                                                           ANNUAL PERFORMANCE
                                                                                        (YEAR ENDED DECEMBER 31)


                                                             2004      2003      2002       2001       2000       1999
                                                           ---------------------------------------------------------------
PARTNERS LARGECAP BLEND FUND I
 CLASS A/ (A)/
Goldman Sachs Large Cap Blend Composite                     14.01     29.00     -21.92     -10.54      -9.05     22.28
Wellington LargeCap Blend Composite                          4.56     26.60     -24.05     -12.79      -6.49     20.67
 S&P 500 Index                                              10.87     28.67     -22.11     -11.88      -9.11     21.04
 Morningstar Large Blend Category Average                    9.96     26.72     -22.02     -13.68      -6.97     19.72

PARTNERS LARGECAP GROWTH FUND I
 CLASS A/ (A)/
T. Rowe Price Institutional Large Cap Growth Strategy       11.09     38.52     -24.94
Composite/(//b//)/
 Russell 1000 Growth Index                                   6.30     29.76     -27.88     -20.42     -22.42     33.16
 Morningstar Large Growth Category Average                   7.64     28.55     -27.73     -23.63     -14.09     39.72

PARTNERS LARGECAP GROWTH FUND II
 CLASS A/ (A)/
American Century Large Cap Growth Equity Composite           9.93     24.46     -26.11     -18.65     -14.71     34.68
 Russell 1000 Growth Index                                   6.30     29.76     -27.88     -20.42     -22.42     33.16
 Morningstar Large Growth Category Average                   7.64     28.55     -27.73     -23.63     -14.09     39.72

PARTNERS LARGECAP VALUE FUND
 CLASS A/ (A)/
Bernstein Diversified Value Composite                       14.48     30.28     -12.54       3.84      13.80
 Russell 1000 Value Index                                   16.49     30.03     -15.52      -5.59       7.02      7.35
 Morningstar Large Value Category Average                   12.91     28.40     -18.92      -5.37       5.47      6.63

                                                           ---------------------------------------------------------------
///(//a)/ Share Class SEC effective date 03/01/2005
///(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal Partners Equity
 Growth Fund and should not be interpreted as indicative of its future performance.




                                                             1998      1997      1996       1995
                                                           ----------------------------------------
PARTNERS LARGECAP BLEND FUND I
 CLASS A/ (A)/
Goldman Sachs Large Cap Blend Composite                     27.00     33.36     24.62      37.48
Wellington LargeCap Blend Composite                         33.73     31.37     24.24      33.94
 S&P 500 Index                                              28.58     33.36     22.96      37.58
 Morningstar Large Blend Category Average                   21.95     27.43     20.37      31.99

PARTNERS LARGECAP GROWTH FUND I
 CLASS A/ (A)/
T. Rowe Price Institutional Large Cap Growth Strategy
Composite/(//b//)/
 Russell 1000 Growth Index                                  38.71     30.49     23.12      37.19
 Morningstar Large Growth Category Average                  33.58     25.00     18.95      32.27

PARTNERS LARGECAP GROWTH FUND II
 CLASS A/ (A)/
American Century Large Cap Growth Equity Composite          36.77     29.28     14.92      20.35
 Russell 1000 Growth Index                                  38.71     30.49     23.12      37.19
 Morningstar Large Growth Category Average                  33.56     25.00     18.95      32.27

PARTNERS LARGECAP VALUE FUND
 CLASS A/ (A)/
Bernstein Diversified Value Composite
 Russell 1000 Value Index                                   15.63     35.18     21.64      38.35
 Morningstar Large Value Category Average                   13.10     27.01     20.79      32.28

                                                           ----------------------------------------
///(//a)/ Share Class SEC effective date 03/01/2005
///(//b//)/
 The performance information provided by T. Rowe Price Associates, Inc. ("T. Rowe Price") is not that of a composite, but is the total return performance of the T. Rowe Price Institutional Large Cap Growth Fund ("Fund"), which is managed in a substantially similar fashion to the Partners LargeCap Growth Fund I T. Rowe Price believes this Fund's prior performance is the most appropriate measure of its investment record in the strategy. It does not represent the historical performance of the Principal Partners Equity
 Growth Fund and should not be interpreted as indicative of its future performance.

PERFORMANCE RESULTS - LARGECAP US EQUITY FUNDS

                                AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)                                    (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000    1999    1998
                        --------------------------------------------     ------------------------------------------------------
MIDCAP BLEND FUND
 CLASS A/ (A)/            N/A    N/A    N/A    N/A    N/A    N/A
Principal Global
Investors Mid Cap                                                    -
Blend Composite         17.98  17.98  12.75   9.44  13.83                17.98  33.14   -8.72   -3.49   13.49   12.37    4.72
 Russell Midcap Index   20.22  20.22  12.17   7.59  14.50                20.22  40.08  -16.19   -5.63    8.25   18.23   10.10
 Morningstar Mid-Cap
 Blend Category
 Average                16.00  16.00   9.81   7.18  13.16                16.00  36.42  -17.08   -4.96    3.37   18.70    6.77

PARTNERS MIDCAP GROWTH
FUND
 CLASS A/ (A)/            N/A    N/A    N/A    N/A    N/A    N/A
Turner Midcap Growth
Composite               11.36  11.36   3.97  -5.85    N/A                11.36  49.64  -32.55  -28.36   -8.10  126.09   26.33
 Russell Midcap Growth
 Index                  15.48  15.48   6.16  -3.36  11.23                15.48  42.72  -27.40  -20.16  -11.74   51.29   17.86
 Morningstar Mid-Cap
 Growth Category
 Average                12.93  12.93   3.68  -3.42  10.25                12.93  36.09  -27.53  -21.28   -6.90   63.90   17.51

PARTNERS MIDCAP GROWTH
FUND I
 CLASS A/ (A)/            N/A    N/A    N/A    N/A    N/A    N/A
Mellon Mid Cap Growth
Composite               12.15  12.15   5.25    N/A    N/A                12.15  40.70  -26.12  -16.73
 Russell Midcap Growth
 Index                  15.48  15.48   6.16  -3.36  11.23                15.48  42.72  -27.40  -20.16  -11.74   51.29   17.86
 Morningstar Mid-Cap
 Growth Category
 Average                12.93  12.93   3.68  -3.42  10.25                12.93  36.09  -27.53  -21.28   -6.90   63.90   17.51

PARTNERS MIDCAP VALUE
FUND
 CLASS A/ (A)/            N/A    N/A    N/A    N/A    N/A    N/A
Neuberger Berman
MidCap Value Composite  23.17  23.17  14.71  13.87  15.56                23.17  36.96  -10.53   -2.20   29.70    8.04  -10.66
 Russell Midcap Value
 Index                  23.71  23.71  15.56  13.48  15.72                23.71  38.06   -9.65    2.34   19.18   -0.11    5.09
 Morningstar Mid-Cap
 Value Category
 Average                17.90  17.90  11.13  11.41  13.40                17.90  34.38  -12.91    6.40   16.82    7.78    3.92

PARTNERS SMALLCAP
GROWTH FUND II
 CLASS A/ (A)/            N/A    N/A    N/A    N/A    N/A    N/A
UBS U.S. Small
Capitalization Growth
Equity Composite        11.06  11.06   9.88   8.01  13.11                11.04  45.25  -17.76  -10.83   24.24   45.42  -10.81
Emerald Diversified
Small Cap Growth
Composite                3.39   3.39   3.37  -5.03  11.95                 3.39  50.61  -29.06   -6.29  -25.36  100.03  -10.59
 Russell 2000 Growth
 Index                  14.31  14.31   5.79  -3.57   7.12                14.31  48.53  -30.25   -9.23  -22.43   43.09    1.23
 Morningstar Small
 Growth Category
 Average                12.09  12.09   4.89  -0.55  10.24                12.09  45.00  -28.42   -9.02   -5.71   61.45    4.49

REAL ESTATE SECURITIES
FUND
 CLASS A/ (A)/            N/A    N/A    N/A    N/A    N/A    N/A
Principal Capital -
REI Real Estate
Composite               34.72  34.72  26.47  23.58    N/A                34.72  39.05    8.06    8.73   31.15   -3.01  -10.20
 Morgan Stanley REIT
 Index                  31.49  31.49  23.06  21.67  14.42                31.49  36.74    3.64   12.83   26.81   -4.55  -16.90
 Morningstar Specialty
 - Real Estate
 Category Average       31.88  31.88  23.62  21.36  15.10                31.88  36.89    4.10    8.93   25.83   -3.35  -15.79

                        --------------------------------------------     ------------------------------------------------------
///(//a)/ Share Class SEC effective date 03/01/2005




                        1997   1996    1995
                        ---------------------
MIDCAP BLEND FUND
 CLASS A/ (A)/
Principal Global        24.95  18.66   33.39
Investors Mid Cap
Blend Composite
 Russell Midcap Index   29.01  19.00   34.46
 Morningstar Mid-Cap    26.45  20.44   28.71
 Blend Category
 Average

PARTNERS MIDCAP GROWTH
FUND
 CLASS A/ (A)/
Turner Midcap Growth    41.77
Composite
 Russell Midcap Growth  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    17.05  16.99   34.79
 Growth Category
 Average

PARTNERS MIDCAP GROWTH
FUND I
 CLASS A/ (A)/
Mellon Mid Cap Growth
Composite
 Russell Midcap Growth  22.54  17.48   33.98
 Index
 Morningstar Mid-Cap    17.05  16.99   34.79
 Growth Category
 Average

PARTNERS MIDCAP VALUE
FUND
 CLASS A/ (A)/
Neuberger Berman        32.66  28.08   35.23
MidCap Value Composite
 Russell Midcap Value   34.37  20.26   34.93
 Index
 Morningstar Mid-Cap    26.04  20.50   29.27
 Value Category
 Average

PARTNERS SMALLCAP
GROWTH FUND II
 CLASS A/ (A)/
UBS U.S. Small          22.93  18.54   23.44
Capitalization Growth
Equity Composite
Emerald Diversified     26.20  21.05   46.51
Small Cap Growth
Composite
 Russell 2000 Growth    12.95  11.26   31.04
 Index
 Morningstar Small      18.19  19.99   35.44
 Growth Category
 Average

REAL ESTATE SECURITIES
FUND
 CLASS A/ (A)/
Principal Capital -     19.83
REI Real Estate
Composite
 Morgan Stanley REIT    18.58  35.89   12.90
 Index
 Morningstar Specialty  23.05  31.68   15.17
 - Real Estate
 Category Average

                        ---------------------
///(//a)/ Share Class SEC effective date 03/01/2005

PERFORMANCE RESULTS - SMALL/MIDCAP US EQUITY FUNDS

                                AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)                                    (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002   2001   2000   1999    1998   1997
                        --------------------------------------------     ----------------------------------------------------------
SMALLCAP BLEND FUND
 CLASS A/ (A)/            N/A    N/A    N/A    N/A    N/A    N/A
Principal Global
Investors Small
Company Blend
Composite               17.42  17.42  11.52  11.92    N/A                17.42  44.31  -18.14   5.67  19.86  12.50  -11.27  15.89
 Russell 2000 Index     18.33  18.33  11.48   6.61  11.54                18.33  47.25  -20.48   2.49  -3.02  21.26   -2.55  22.36
 Morningstar Small
 Blend Category
 Average                18.86  18.86  12.51  11.84  13.10                18.86  42.77  -16.17   8.41  12.84  18.18   -3.64  26.12

SMALLCAP VALUE FUND
 CLASS A/ (A)/            N/A    N/A    N/A    N/A    N/A    N/A
Principal Global
Investors Small Cap
Value Composite         20.52  20.52  19.48  15.79    N/A                20.52  44.40   -1.94   8.93  12.05  -8.92   -6.03  33.65
 Russell 2000 Value
 Index                  22.25  22.25  16.50  17.23  15.17                22.25  46.02  -11.42  14.02  22.83  -1.49   -6.45  31.78
 Morningstar Small
 Value Category
 Average                20.58  20.58  15.53  15.81  15.01                20.58  42.71  -10.25  17.31  16.98   4.49   -6.99  30.04

                        --------------------------------------------     ----------------------------------------------------------
///(//a)/ Share Class SEC effective date 03/01/2005




                        1996    1995
                        --------------
SMALLCAP BLEND FUND
 CLASS A/ (A)/
Principal Global
Investors Small
Company Blend
Composite
 Russell 2000 Index     16.50   28.45
 Morningstar Small      19.66   25.51
 Blend Category
 Average

SMALLCAP VALUE FUND
 CLASS A/ (A)/
Principal Global        28.44
Investors Small Cap
Value Composite
 Russell 2000 Value     21.37   25.75
 Index
 Morningstar Small      25.53   25.13
 Value Category
 Average

                        --------------
///(//a)/ Share Class SEC effective date 03/01/2005

PERFORMANCE RESULTS - SMALL/MIDCAP US EQUITY FUNDS

PERFORMANCE RESULTS - INTERNATIONAL EQUITY FUNDS

                                AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)                                    (YEAR ENDED DECEMBER 31)

                                                            LIFE
                         YTD   1 YR   3 YR   5 YR   10 YR  OF FUND       2004   2003    2002    2001    2000   1999    1998
                        --------------------------------------------     -----------------------------------------------------
DIVERSIFIED
INTERNATIONAL FUND
 CLASS A/ (A)/            N/A    N/A    N/A    N/A   N/A     N/A
Principal Global
Investors
International Large
Cap Composite           21.86  21.86  11.46  -0.79  8.02                 21.86  33.76  -15.04  -24.86   -7.57  25.78   10.47
 MSCI EAFE (Europe,
 Australia, Far East)
 Index - ND             20.25  20.25  11.89  -1.13  5.62                 20.25  38.59  -15.94  -21.44  -14.17  26.96   20.00
 Morningstar Foreign
 Large Blend Category
 Average                17.59  17.59   9.42  -2.93  6.39                 17.59  33.32  -16.91  -21.83  -16.02  40.08   13.55

INTERNATIONAL EMERGING
MARKETS FUND
 CLASS A/ (A)/            N/A    N/A    N/A    N/A   N/A     N/A
Principal Global
Investors
International Emerging
Markets Equity
Composite               26.57  26.57  23.10   5.08  9.98                 26.57  58.24   -6.80   -3.70  -28.63  63.25  -17.59
 MSCI Emerging Markets
 Free Index - ID        22.45  22.45  19.54   2.09  0.98                 22.45  51.59   -7.97   -4.91  -31.86  63.70  -27.52
 Morningstar
 Diversified Emerging
 Markets Category
 Average                23.75  23.75  22.17   4.29  4.71                 23.75  55.30   -5.90   -3.73  -31.11  71.86  -27.03

                        --------------------------------------------     -----------------------------------------------------
//
/(a)/ Share Class SEC effective date 03/01/2005




                         1997   1996    1995
                        ----------------------
DIVERSIFIED
INTERNATIONAL FUND
 CLASS A/ (A)/
Principal Global         12.43  24.54   14.07
Investors
International Large
Cap Composite
 MSCI EAFE (Europe,       1.78   6.05   11.21
 Australia, Far East)
 Index - ND
 Morningstar Foreign      5.99  12.31   10.76
 Large Blend Category
 Average

INTERNATIONAL EMERGING
MARKETS FUND
 CLASS A/ (A)/
Principal Global         11.38  25.57    7.46
Investors
International Emerging
Markets Equity
Composite
 MSCI Emerging Markets  -13.41   3.92   -6.95
 Free Index - ID
 Morningstar             -3.68  13.35   -3.45
 Diversified Emerging
 Markets Category
 Average

                        ----------------------
//
/(a)/ Share Class SEC effective date 03/01/2005

PERFORMANCE RESULTS - FIXED INCOME FUNDS

                               AVERAGE ANNUAL PERFORMANCE                                      ANNUAL PERFORMANCE
                              (THROUGH DECEMBER 31, 2004)                                   (YEAR ENDED DECEMBER 31)

                                                          LIFE
                        YTD   1 YR  3 YR   5 YR   10 YR  OF FUND       2004  2003   2002   2001   2000   1999   1998  1997   1996
                        ------------------------------------------     ------------------------------------------------------------
BOND & MORTGAGE
SECURITIES FUND
 CLASS A/ (A)/           N/A   N/A    N/A    N/A    N/A    N/A
Principal Global
Investors Multi Sector
Fixed Income Composite  5.30  5.30   6.81   8.15   7.97                5.30   5.30   9.93   8.43  12.00  -0.57  7.97  10.16  3.94
 Lehman Brothers
 Aggregate Bond Index   4.34  4.34   6.19   7.71   7.72                4.34   4.11  10.26   8.42  11.63  -0.82  8.69   9.65  3.63
 Morningstar
 Intermediate-Term
 Bond Category Average  3.81  3.81   5.51   6.83   6.92                3.81   4.92   7.88   7.36   9.45  -1.22  7.42   8.76  3.30

GOVERNMENT SECURITIES
FUND
 CLASS A/ (A)/           N/A   N/A    N/A    N/A    N/A    N/A
Principal Global
Investors Mortgage
Backed Securities
Composite               3.72  3.72   4.80   6.56   7.27                3.72   1.97   8.84   7.51  11.08   0.22  7.62   9.97  3.90
 Lehman Brothers
 Government/Mortgage
 Index                  4.08  4.08   5.57   7.30   7.48                4.08   2.73  10.06   7.71  12.29  -0.54  8.72   9.54  3.68
 Morningstar
 Intermediate
 Government Category
 Average                3.39  3.39   4.71   6.31   6.47                3.39   2.15   9.07   6.84  10.76  -1.44  7.45   8.45  2.80

INFLATION PROTECTION
FUND
 CLASS A/ (A)/           N/A   N/A    N/A    N/A    N/A    N/A
 Lehman Brothers
 Global Real: U.S.
 TIPS Index             9.97  9.97  11.59  11.15    N/A                9.97   8.40  16.57   7.90  13.17   2.40  3.95
 Morningstar
 Intermediate
 Government Category
 Average                3.39  3.39   4.71   6.31   6.47                3.39   2.15   9.07   6.84  10.76  -1.44  7.45   8.45  2.80

PREFERRED SECURITIES
FUND
 CLASS A/ (A)/           N/A   N/A    N/A    N/A    N/A    N/A
Spectrum Preferred
Securities Composite    6.56  6.56   9.72  11.13  10.08                6.56  12.99   9.72  10.55  16.11  -5.05  8.25  12.47  7.95
 Lehman Brothers
 Aggregate Bond Index   4.34  4.34   6.19   7.71   7.72                4.34   4.11  10.26   8.42  11.63  -0.82  8.69   9.65  3.63
 Morningstar
 Intermediate-Term
 Bond Category Average  3.81  3.81   5.51   6.83   6.92                3.81   4.92   7.88   7.36   9.45  -1.22  7.42   8.76  3.30

TAX-EXEMPT BOND FUND
 CLASS A/ (//B//)/       N/A   N/A    N/A    N/A    N/A    N/A
Principal Global
Investors Municipal
Fixed Income Composite                                                 3.87   5.16   9.34   6.03   8.02  -3.18  5.10   9.19  4.59
 Lehman Brothers
 Municipal Bond Index   4.48  4.48   6.44   7.20   7.06                4.48   5.32   9.60   5.13  11.68  -2.06  6.48   9.20  4.43
 Morningstar Muni
 National Long
 Category Average       3.78  3.78   5.64   6.35   6.12                3.78   4.88   7.96   4.03  10.17  -4.86  5.31   9.27  3.31

                        ------------------------------------------     ------------------------------------------------------------
///(//a)/ Share Class SEC effective date 03/01/2005
///(//b//)/ Fund SEC effective date 03/01/2005




                         1995
                        -------
BOND & MORTGAGE
SECURITIES FUND
 CLASS A/ (A)/
Principal Global         18.41
Investors Multi Sector
Fixed Income Composite
 Lehman Brothers         18.47
 Aggregate Bond Index
 Morningstar             17.35
 Intermediate-Term
 Bond Category Average

GOVERNMENT SECURITIES
FUND
 CLASS A/ (A)/
Principal Global         19.10
Investors Mortgage
Backed Securities
Composite
 Lehman Brothers         17.81
 Government/Mortgage
 Index
 Morningstar             16.42
 Intermediate
 Government Category
 Average

INFLATION PROTECTION
FUND
 CLASS A/ (A)/
 Lehman Brothers
 Global Real: U.S.
 TIPS Index
 Morningstar             16.42
 Intermediate
 Government Category
 Average

PREFERRED SECURITIES
FUND
 CLASS A/ (A)/
Spectrum Preferred       23.50
Securities Composite
 Lehman Brothers         13.47
 Aggregate Bond Index
 Morningstar             17.35
 Intermediate-Term
 Bond Category Average

TAX-EXEMPT BOND FUND
 CLASS A/ (//B//)/
Principal Global         20.71
Investors Municipal
Fixed Income Composite
 Lehman Brothers         17.46
 Municipal Bond Index
 Morningstar Muni        17.14
 National Long
 Category Average

                        -------
///(//a)/ Share Class SEC effective date 03/01/2005
///(//b//)/ Fund SEC effective date 03/01/2005

PERFORMANCE RESULTS - SHORT-TERM FIXED INCOME FUNDS

                               AVERAGE ANNUAL PERFORMANCE                                    ANNUAL PERFORMANCE
                              (THROUGH DECEMBER 31, 2004)                                 (YEAR ENDED DECEMBER 31)

                                                         LIFE
                         YTD   1 YR  3 YR  5 YR  10 YR  OF FUND       2004  2003  2002  2001  2000  1999  1998  1997  1996   1995
                         ----------------------------------------     -------------------------------------------------------------
HIGH QUALITY SHORT-TERM
BOND FUND
 CLASS A/ (A)/            N/A   N/A   N/A   N/A   N/A     N/A
Principal Global
Investors Limited Term
Fixed Income Composite   1.58  1.58  4.16  5.67   N/A                 1.58  3.02  8.01  7.19  8.81  1.05  6.79  6.64  4.88
 Lehman Brothers Mutual
 Fund 1-5 Gov't/Credit
 Index                   1.85  1.85  4.41  6.21  6.51                 1.85  3.35  8.12  9.03  8.91  2.09  7.63  7.13  4.67   12.88
 Morningstar Short-Term
 Bond Category Average   1.60  1.60  3.24  4.91  5.52                 1.60  2.39  5.24  7.32  8.14  2.12  6.28  6.51  4.35   11.48

                         ----------------------------------------     -------------------------------------------------------------
///(//a)/ Share Class SEC effective date 03/01/2005

                               AVERAGE ANNUAL PERFORMANCE                                       ANNUAL PERFORMANCE
                               (THROUGH DECEMBER 31, 2004)                                   (YEAR ENDED DECEMBER 31)

                                                           LIFE
                         YTD   1 YR   3 YR  5 YR   10 YR  OF FUND       2004   2003    2002    2001   2000   1999   1998   1997
                        -------------------------------------------     ----------------------------------------------------------
PRINCIPAL LIFETIME
2010 FUND
 CLASS A/ (A)/            N/A    N/A   N/A    N/A    N/A    N/A
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar
 Conservative
 Allocation Category
 Average                 5.71   5.71  5.12   3.80   7.87                 5.71  12.79   -3.15   -0.81   4.40   7.15  11.63  14.86

PRINCIPAL LIFETIME
2020 FUND
 CLASS A/ (A)/            N/A    N/A   N/A    N/A    N/A    N/A
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar Moderate
 Allocation Category
 Average                 8.62   8.62  4.71   2.17   9.24                 8.62  20.06  -11.48   -4.63   1.66  10.34  13.20  19.35

PRINCIPAL LIFETIME
2030 FUND
 CLASS A/ (A)/            N/A    N/A   N/A    N/A    N/A    N/A
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar Moderate
 Allocation Category
 Average                 8.62   8.62  4.71   2.17   9.24                 8.62  20.06  -11.48   -4.63   1.66  10.34  13.20  19.35

PRINCIPAL LIFETIME
2040 FUND
 CLASS A/ (A)/            N/A    N/A   N/A    N/A    N/A    N/A
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar Moderate
 Allocation Category
 Average                 8.62   8.62  4.71   2.17   9.24                 8.62  20.06  -11.48   -4.63   1.66  10.34  13.20  19.35

PRINCIPAL LIFETIME
2050 FUND
 CLASS A/ (A)/            N/A    N/A   N/A    N/A    N/A    N/A
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87  28.67  -22.11  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34   4.11   10.26    8.42  11.63  -0.82   8.69   9.65
 Morningstar Large
 Blend Category
 Average                 9.96   9.96  2.93  -1.77  10.42                 9.96  26.72  -22.02  -13.68  -6.97  19.72  21.95  27.43

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
 CLASS A/ (A)/            N/A    N/A   N/A    N/A    N/A    N/A
 S&P 500 Index          10.87  10.87  3.58  -2.30  12.07                10.87  28.67  -11.88  -11.88  -9.11  21.04  28.58  33.36
 Lehman Brothers
 Aggregate Bond Index    4.34   4.34  6.19   7.71   7.72                 4.34   4.11    8.42    8.42  11.63  -0.82   8.69   9.65
 Morningstar
 Conservative
 Allocation Category
 Average                 5.71   5.71  5.12   3.80   7.87                 5.71  12.79   -3.15   -0.81   4.40   7.15  11.63  14.86


                        -------------------------------------------     ----------------------------------------------------------
///(//a)/ Share Class SEC effective date 03/01/2005




                        1996    1995
                        --------------
PRINCIPAL LIFETIME
2010 FUND
 CLASS A/ (A)/
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar            10.65   21.46
 Conservative
 Allocation Category
 Average

PRINCIPAL LIFETIME
2020 FUND
 CLASS A/ (A)/
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME
2030 FUND
 CLASS A/ (A)/
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME
2040 FUND
 CLASS A/ (A)/
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar Moderate   14.15   25.72
 Allocation Category
 Average

PRINCIPAL LIFETIME
2050 FUND
 CLASS A/ (A)/
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar Large      20.37   31.99
 Blend Category
 Average

PRINCIPAL LIFETIME
STRATEGIC INCOME FUND
 CLASS A/ (A)/
 S&P 500 Index          22.96   37.58
 Lehman Brothers         3.63   18.47
 Aggregate Bond Index
 Morningstar            10.65   21.46
 Conservative
 Allocation Category
 Average


                        --------------
///(//a)/ Share Class SEC effective date 03/01/2005

PERFORMANCE RESULTS - ASSET ALLOCATION FUNDS

IMPORTANT NOTES TO THE APPENDIX


LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is an unmanaged index composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS GOVERNMENT/MORTGAGE INDEX is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities
(MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA and the FHLMC.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is an unmanaged index composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is an unmanaged index composed of Treasury notes, agencies and corporate debt securities rated BBB or better, and with maturities between one year and five years.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX is an unmanaged index that measures the stock returns of companies in 26 developing countries.


MORGAN STANLEY REIT INDEX is an unmanaged index comprised of the most actively-traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY AVERAGE is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.


MORNINGSTAR FOREIGN LARGE BLEND CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.


MORNINGSTAR FOREIGN LARGE GROWTH CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in large international stocks that are growth-oriented. Large-cap foreign stocks have market capitalizations greater than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY AVERAGE is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

MORNINGSTAR LARGE BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR LARGE GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR LARGE VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of long-term bond mutual funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.


MORNINGSTAR MID-CAP GROWTH CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR MID-CAP VALUE CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR MODERATE ALLOCATION CATEGORY AVERAGE is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.


MORNINGSTAR SHORT-TERM BOND CATEGORY AVERAGE is an average of net asset value
(NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt and which have durations between 1 and 3.5 years.


MORNINGSTAR SMALL BLEND CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.


MORNINGSTAR SMALL GROWTH CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.


MORNINGSTAR SMALL VALUE CATEGORY AVERAGE is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY AVERAGE is an average of net asset value (NAV) returns of mutual funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.


RUSSELL 1000 VALUE INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.


RUSSELL 2000 GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.


RUSSELL 2000 INDEX is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

RUSSELL 2000 VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX is an unmanaged index that measures the investment returns of stocks in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth rates.


RUSSELL MIDCAP VALUE INDEX is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.


S&P 500 STOCK INDEX (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility and transportation companies.


S&P MIDCAP 400 INDEX is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX is an unmanaged index that consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

 PORTFOLIO HOLDINGS INFORMATION


The Fund will publish portfolio holdings information as of the end of each calendar quarter for each of the portfolios. The information will include all of each portfolio's holdings, and may include information regarding the top ten holdings as well. The information will be published on the principal.com website on the first business day of the second month following the end of each calendar quarter (e.g. June 30 holdings information will be published on the first business day of August). The information will remain on the website until the information for the subsequent calendar quarter is published on the website.


ADDITIONAL INFORMATION


Additional information about the Funds (including the Fund's policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated May 16, 2005 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information and the Fund's annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. In addition, the Fund makes its SAI and annual and semi-annual reports available, free of charge, on http://www.principal.com. To request other information about the Fund and to make shareholder inquiries, telephone 1-800-247-4123.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572